As filed with the Securities and Exchange Commission
on March 15, 2013
Registration No. 333-186387

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 1	[X]

Fidelity Capital Trust
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY® 130/30 LARGE CAP FUND
A SERIES OF
FIDELITY MT. VERNON STREET TRUST

FIDELITY ADVISOR® STRATEGIC GROWTH FUND
A SERIES OF
FIDELITY ADVISOR SERIES I

FIDELITY LARGE CAP GROWTH FUND
A SERIES OF
FIDELITY DEVONSHIRE TRUST

FIDELITY TAX MANAGED STOCK FUND
A SERIES OF
FIDELITY BEACON STREET TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8544 (retail funds and classes)
1-877-208-0098 (Advisor funds and classes)

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To the Shareholders of Fidelity® 130/30 Large Cap Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the 130/30 Large Cap Meeting) of Fidelity 130/30 Large Cap Fund (130/30 Large Cap) will be held at an office of Fidelity Mt. Vernon Street Trust, 245 Summer Street, Boston, Massachusetts 02210 on May 14, 2013 at 9:00 a.m. Eastern Time (ET). The purpose of the 130/30 Large Cap Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of 130/30 Large Cap to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of 130/30 Large Cap's liabilities, in complete liquidation of 130/30 Large Cap. (Proposal 1)

To the Shareholders of Fidelity Advisor® Strategic Growth Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Advisor Strategic Growth Meeting) of Fidelity Advisor Strategic Growth Fund (Advisor Strategic Growth) will be held at an office of Fidelity Advisor Series I, 245 Summer Street, Boston, Massachusetts 02210 on May 14, 2013 at 9:00 a.m. Eastern Time (ET). The purpose of the Advisor Strategic Growth Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Advisor Strategic Growth to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Advisor Strategic Growth's liabilities, in complete liquidation of Advisor Strategic Growth. (Proposal 2)

To the Shareholders of Fidelity Large Cap Growth Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Large Cap Growth Meeting) of Fidelity Large Cap Growth Fund (Large Cap Growth) will be held at an office of Fidelity Devonshire Trust, 245 Summer Street, Boston, Massachusetts 02210 on May 14, 2013 at 9:00 a.m. Eastern Time (ET). The purpose of the Large Cap Growth Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Large Cap Growth to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Large Cap Growth's liabilities, in complete liquidation of Large Cap Growth. (Proposal 3)

To the Shareholders of Fidelity Tax Managed Stock Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Tax Managed Stock Meeting) of Fidelity Tax Managed Stock Fund (Tax Managed Stock) will be held at an office of Fidelity Beacon Street Trust, 245 Summer Street, Boston, Massachusetts 02210 on May 14, 2013 at 9:00 a.m. Eastern Time (ET). The purpose of the Tax Managed Stock Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Tax Managed Stock to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Tax Managed Stock's liabilities, in complete liquidation of Tax Managed Stock. (Proposal 4)

The Boards of Trustees have fixed the close of business on March 18, 2013 as the record date for the determination of the shareholders of each of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock entitled to notice of, and to vote at, the 130/30 Large Cap Meeting, the Advisor Strategic Growth Meeting, the Large Cap Growth Meeting, and the Tax Managed Stock Meeting, respectively, any adjournments thereof.

By order of the Board of Trustees,
SCOTT C. GOEBEL, Secretary

March 18, 2013

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend a fund's meeting in person. Admission to a meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of a meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to a meeting.

Any shareholder who does not expect to attend a meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a meeting to vote your shares, you will need to request a paper ballot at a meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer
2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer
B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2)	ABC Trust	Ann B. Collins, Trustee
3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78
C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE
OR THROUGH THE INTERNET

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

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FIDELITY® 130/30 LARGE CAP FUND A SERIES OF FIDELITY MT. VERNON STREET TRUST
FIDELITY ADVISOR® STRATEGIC GROWTH FUND A SERIES OF FIDELITY ADVISOR SERIES I	FIDELITY STOCK SELECTOR ALL CAP FUND A SERIES OF FIDELITY CAPITAL TRUST
FIDELITY LARGE CAP GROWTH FUND A SERIES OF FIDELITY DEVONSHIRE TRUST
FIDELITY TAX MANAGED STOCK FUND A SERIES OF FIDELITY BEACON STREET TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-8544 (retail funds and classes)
1-877-208-0098 (Advisor funds and classes)

PROXY STATEMENT AND PROSPECTUS
MARCH 18, 2013

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® 130/30 Large Cap Fund (130/30 Large Cap), a series of Fidelity Mt. Vernon Street Trust (Mt. Vernon Street), Fidelity Advisor® Strategic Growth Fund (Advisor Strategic Growth), a series of Fidelity Advisor Series I (Advisor Series I), Fidelity Large Cap Growth Fund (Large Cap Growth), a series of Fidelity Devonshire Trust (Devonshire Trust), and Fidelity Tax Managed Stock Fund (Tax Managed Stock), a series of Fidelity Beacon Street Trust (Beacon Street, and together with Mt. Vernon Street, Advisor Series I, and Devonshire Trust, the trusts), in connection with a solicitation of proxies made by, and on behalf of, each trust's Board of Trustees to be used at the Special Meeting of Shareholders of 130/30 Large Cap (the 130/30 Large Cap Meeting), the Special Meeting of Shareholders of Advisor Strategic Growth (the Advisor Strategic Growth Meeting), the Special Meeting of Shareholders of Large Cap Growth (the Large Cap Growth Meeting), and the Special Meeting of Shareholders of Tax Managed Stock (the Tax Managed Stock Meeting) and at any adjournments thereof (each a Meeting and collectively, the Meetings), to be held on May 14, 2013 at 9:00 a.m. Eastern Time (ET), at 245 Summer Street, Boston, Massachusetts 02210, an office of the trusts and Fidelity Management & Research Company (FMR), each fund's investment adviser. Each of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock may be referred to herein, as applicable, as "your fund," a "target fund," or, collectively with Stock Selector All Cap, "the funds."

As more fully described in the Proxy Statement:

Shareholders of 130/30 Large Cap are being asked to consider and vote on an Agreement and Plan of Reorganization (130/30 Large Cap Agreement) relating to the proposed acquisition of 130/30 Large Cap by Fidelity Stock Selector All Cap Fund (Stock Selector All Cap) (Proposal 1);

Shareholders of Advisor Strategic Growth are being asked to consider and vote on an Agreement and Plan of Reorganization (Advisor Strategic Growth Agreement) relating to the proposed acquisition of Advisor Strategic Growth by Stock Selector All Cap (Proposal 2);

Shareholders of Large Cap Growth are being asked to consider and vote on an Agreement and Plan of Reorganization (Large Cap Growth Agreement) relating to the proposed acquisition of Large Cap Growth by Stock Selector All Cap (Proposal 3); and

Shareholders of Tax Managed Stock are being asked to consider and vote on an Agreement and Plan of Reorganization (Tax Managed Stock Agreement) relating to the proposed acquisition of Tax Managed Stock by Stock Selector All Cap (Proposal 4).

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the target fund affected. It will not be necessary for all four Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your fund is approved by your fund's shareholders and the related Reorganization occurs, you will become a shareholder of Stock Selector All Cap. Your fund will transfer all of its assets to Stock Selector All Cap in exchange solely for shares of beneficial interest of Stock Selector All Cap and the assumption by Stock Selector All Cap of your fund's liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of a Reorganization. Each Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 21, 2013, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Stock Selector All Cap, an equity fund, is a diversified fund of Fidelity Capital Trust (Capital Trust), an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Stock Selector All Cap seeks capital growth. Stock Selector All Cap seeks to achieve its investment objective by normally investing at least 80% of assets in stocks.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about March 18, 2013. The Proxy Statement sets forth concisely the information about each Reorganization and Stock Selector All Cap that shareholders should know before voting on a proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated March 18, 2013, relating to this Proxy Statement;

(ii) the Prospectus for Stock Selector All Cap dated November 29, 2012, and supplemented February 5, 2013, relating to Fidelity Stock Selector All Cap Fund shares, a retail class of Stock Selector All Cap, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, and supplemented February 5, 2013, relating to Class A, Class T, Class B, and Class C shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Prospectus for Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, and supplemented February 5, 2013, relating to Institutional Class shares, a copy of which, if applicable, accompanies this Proxy Statement;

(v) the Statement of Additional Information for Stock Selector All Cap dated November 29, 2012, relating to Fidelity Stock Selector All Cap Fund shares, a retail class of Stock Selector All Cap;

(vi) the Statement of Additional Information for Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(vii) the Prospectus for 130/30 Large Cap dated January 29, 2013, and supplemented January 29, 2013, relating to Fidelity 130/30 Large Cap Fund shares, a retail class of 130/30 Large Cap;

(viii) the Prospectus for 130/30 Large Cap dated January 29, 2013, and supplemented January 29, 2013, relating to Class A, Class T, Class B, and Class C shares;

(ix) the Prospectus for 130/30 Large Cap dated January 29, 2013, and supplemented January 29, 2013, relating to Institutional Class shares;

(x) the Statement of Additional Information for 130/30 Large Cap dated January 29, 2013, relating to Fidelity 130/30 Large Cap Fund shares, a retail class of 130/30 Large Cap;

(xi) the Statement of Additional Information for 130/30 Large Cap dated January 29, 2013, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(xii) the Prospectus for Advisor Strategic Growth dated January 29, 2013, and supplemented January 29, 2013, relating to Class A, Class T, Class B, and Class C shares;

(xiii) the Prospectus for Advisor Strategic Growth dated January 29, 2013, and supplemented January 29, 2013, relating to Institutional Class shares;

(xiv) the Statement of Additional Information for Advisor Strategic Growth dated January 29, 2013, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(xv) the Prospectus for Large Cap Growth dated March 31, 2012, and supplemented November 16, 2012, relating to Fidelity Large Cap Growth Fund shares, a retail class of Large Cap Growth;

(xvi) the Prospectus for Large Cap Growth dated March 31, 2012, and supplemented November 16, 2012, relating to Class A, Class T, Class B, and Class C shares;

(xvii) the Prospectus for Large Cap Growth dated March 31, 2012, and supplemented November 16, 2012, relating to Institutional Class shares;

(xviii) the Statement of Additional Information for Large Cap Growth dated March 31, 2012, and supplemented January 11, 2013, relating to Fidelity Large Cap Growth Fund shares, a retail class of Large Cap Growth;

(xix) the Statement of Additional Information for Large Cap Growth dated March 31, 2012, and supplemented January 11, 2013, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

(xx) the Semiannual report for Large Cap Growth for the fiscal period ended July 31, 2012, relating to Fidelity Large Cap Growth Fund shares, a retail class of Large Cap Growth;

(xxi) the Semiannual report for Large Cap Growth for the fiscal period ended July 31, 2012, relating to Class A, Class T, Class B, and Class C shares;

(xxii) the Semiannual report for Large Cap Growth for the fiscal period ended July 31, 2012, relating to Institutional Class shares;

(xxiii) the Prospectus for Tax Managed Stock dated December 29, 2012, and supplemented December 29, 2012, relating to Fidelity Tax Managed Stock Fund shares, a retail class of Tax Managed Stock;

(xxiv) the Prospectus for Tax Managed Stock dated December 29, 2012, and supplemented December 29, 2012, relating to Class A, Class T, Class B, and Class C shares;

(xxv) the Prospectus for Tax Managed Stock dated December 29, 2012, and supplemented December 29, 2012,relating to Institutional Class shares;

(xxvi) the Statement of Additional Information for Tax Managed Stock dated December 29, 2012, relating to Fidelity Tax Managed Stock Fund shares, a retail class of Tax Managed Stock;

(xxvii) the Statement of Additional Information for Tax Managed Stock dated December 29, 2012, relating to Class A, Class T, Class B, Class C, and Institutional Class shares;

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trusts or Capital Trust at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544 (retail funds and classes) or 1-877-208-0098 (Advisor funds and classes), or by logging on to www.fidelity.com (retail funds and classes) or www.advisor.fidelity.com (Advisor funds and classes).

The trusts and Capital Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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TABLE OF CONTENTS

Synopsis	(Click Here)
Comparison of Principal Risk Factors	(Click Here)
The Proposed Transactions	(Click Here)
Additional Information about the Funds	(Click Here)
Voting Information	(Click Here)
Miscellaneous	(Click Here)
Exhibit 1. Form of Agreement and Plan of Reorganization of each Target Fund	(Click Here)

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock, as applicable, or the Prospectuses and Statements of Additional Information of Stock Selector All Cap, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Stock Selector All Cap carefully for more complete information.

Additional information can be found in the section entitled "The Proposed Transaction" for your fund:

Proposal 1 - 130/30 Large Cap - beginning on page (Click Here)

Proposal 2 - Advisor Strategic Growth - beginning on page (Click Here)

Proposal 3 - Large Cap Growth - beginning on page (Click Here)

Proposal 4 - Tax Managed Stock - beginning on page (Click Here)

What proposal am I being asked to vote on?

Proposal 1 (130/30 Large Cap): Shareholders of 130/30 Large Cap are being asked to vote on Proposal 1. As more fully described in the section entitled "The Proposed Transactions - Proposal 1" below, shareholders of 130/30 Large Cap are being asked to approve the Agreement relating to the proposed acquisition of 130/30 Large Cap by Stock Selector All Cap.

Proposal 2 (Advisor Strategic Growth): Shareholders of Advisor Strategic Growth are being asked to vote on Proposal 2. As more fully described in the section entitled "The Proposed Transactions - Proposal 2" below, shareholders of Advisor Strategic Growth are being asked to approve the Agreement relating to the proposed acquisition of Advisor Strategic Growth by Stock Selector All Cap.

Proposal 3 (Large Cap Growth): Shareholders of Large Cap Growth are being asked to vote on Proposal 3. As more fully described in the section entitled "The Proposed Transactions - Proposal 3" below, shareholders of Large Cap Growth are being asked to approve the Agreement relating to the proposed acquisition of Large Cap Growth by Stock Selector All Cap.

Proposal 4 (Tax Managed Stock): Shareholders of Tax Managed Stock are being asked to vote on Proposal 4. As more fully described in the section entitled "The Proposed Transactions - Proposal 4" below, shareholders of Tax Managed Stock are being asked to approve the Agreement relating to the proposed acquisition of Tax Managed Stock by Stock Selector All Cap.

Approval of each Reorganization will be determined solely by approval of the shareholders of the target fund affected. It will not be necessary for all four Reorganizations to be approved for any one of them to occur.

Shareholders of record as of the close of business on March 18, 2013 will be entitled to vote at their respective Meeting.

If the Agreement relating to your fund is approved by your fund's shareholders and the related Reorganization occurs, you will become a shareholder of Stock Selector All Cap instead. Your fund will transfer all of its assets to Stock Selector All Cap in exchange solely for shares of beneficial interest of Stock Selector All Cap and the assumption by Stock Selector All Cap of your fund's liabilities in complete liquidation of your fund. Each shareholder will receive shares of the corresponding class of Stock Selector All Cap, as shown in the table below. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Class of shares of the fund you currently own*:	Class of shares you will receive if your fund's Reorganization is approved:

Class A	Stock Selector All Cap: Class A
Class T	Stock Selector All Cap: Class T
Class B	Stock Selector All Cap: Class B
Class C	Stock Selector All Cap: Class C
Institutional Class	Stock Selector All Cap: Institutional Class
Retail Class	Stock Selector All Cap: Fidelity Stock Selector All Cap Fund (retail class)

* Each of Fidelity 130/30 Large Cap Fund, Fidelity Large Cap Growth Fund, and Fidelity Tax Managed Stock Fund is composed of six classes of shares: Class A, Class T, Class B, Class C, Institutional Class, and a retail class (the retail classes are called Fidelity 130/30 Large Cap Fund, Fidelity Large Cap Growth Fund, and Fidelity Tax Managed Stock Fund, respectively). Advisor Strategic Growth is composed of five classes of shares: Class A, Class T, Class B, Class C, and Institutional Class.

Has the Board of Trustees approved the proposal for my fund?

Yes. Each fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization for each fund. The Board of Trustees unanimously recommends that you vote in favor of your fund's Reorganization by approving your fund's Agreement.

What are the reasons for each proposal?

Proposal 1 - 130/30 Large Cap: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended September 30, 2012, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current voluntary expense cap).

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.42% to 0.57% of average net assets (including performance adjustments, but excluding dividend and interest on securities sold short), depending on class. The expected net expense reduction excludes 130/30 Large Cap's dividend and interest expense on securities sold short, since Stock Selector All Cap does not incur such an expense.

Proposal 2 - Advisor Strategic Growth: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended September 30, 2012, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current contractual expense cap).

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.12% to 0.19% of average net assets (including performance adjustments), depending on class.

Proposal 3 - Large Cap Growth: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended September 30, 2012, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current voluntary expense cap).

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.07% to 0.15% of average net assets (including performance adjustments), depending on class. Expenses of Institutional Class are expected to remain the same.

Proposal 4 - Tax Managed Stock: The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement. The Board considered that the Reorganization will permit shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board also considered that the Reorganization will qualify as a tax-free exchange for federal income tax purposes, and that based on data for the 12 months ended September 30, 2012, and assuming all fund Reorganizations are approved, shareholders are expected to benefit from an estimated reduction in net expenses (i.e., taking into account the fund's current expense arrangements including, to the extent applicable, the fund's current voluntary expense cap).

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.12% to 0.21% of average net assets (including performance adjustments), depending on class.

Assuming all proposals are approved, what is the projected net expense reduction for each class?

Based on the data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders of each class of each fund are expected to benefit from an approximate net expense reduction (including performance adjustments), as shown below:

Fund/Class:	Projected net expense reduction:

130/30 Large Cap
 Class A	0.44%A
 Class T	0.44%A
 Class B	0.42%A
 Class C	0.43%A
 Institutional Class	0.49%A
 Retail Class	0.57%A

Advisor Strategic Growth
 Class A	0.14%
 Class T	0.14%
 Class B	0.12%
 Class C	0.13%
 Institutional Class	0.19%

Large Cap Growth
 Class A	0.09%
 Class T	0.12%
 Class B	0.07%
 Class C	0.08%
 Institutional Class	no change
 Retail Class	0.15%

Tax Managed Stock
 Class A	0.12%
 Class T	0.14%
 Class B	0.12%
 Class C	0.13%
 Institutional Class	0.14%
 Retail Class	0.21%

A Excluding dividend and interest expense on securities sold short.

How will you determine the number of shares of Stock Selector All Cap that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund's Reorganization. As provided in each Agreement, each target fund will distribute shares of Stock Selector All Cap to its shareholders so that each shareholder will receive the number of full and fractional shares of Stock Selector All Cap equal in value to the net asset value of shares of the target fund held by such shareholder on the Closing Date.

What class of shares of Stock Selector All Cap will I receive?

The class of shares you will receive if the Reorganization of your fund is approved will correspond to the class of shares you hold today.

Proposal 1 - 130/30 Large Cap: Holders of Fidelity 130/30 Large Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of 130/30 Large Cap will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Proposal 2 - Advisor Strategic Growth: Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Strategic Growth will receive, respectively, Class A, Class T, Class B, Class C and Institutional Class shares of Stock Selector All Cap.

Proposal 3 - Large Cap Growth: Holders of Fidelity Large Cap Growth Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Large Cap Growth will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Proposal 4 - Tax Managed Stock: Holders of Fidelity Tax Managed Stock Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Tax Managed Stock will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes to either fund involved in that Reorganization or to the shareholders of either fund, except that a target fund may recognize gain or loss with respect to assets (if any) that are subject to "mark-to-market" tax accounting.

How do each target fund's investment objectives, strategies, policies, and limitations compare to those of Stock Selector All Cap?

All of the funds are equity funds that invest primarily in common stocks. The target funds typically make their investments directly, while Stock Selector All Cap invests in sector central funds, which invest in stocks. Although each target fund has investment objectives and principal investment strategies similar to those of Stock Selector All Cap, there are some differences of which you should be aware, as shown in each table below.

Proposal 1 - 130/30 Large Cap

130/30 Large Cap	Stock Selector All Cap

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

130/30 Large Cap seeks long-term growth of capital.	Stock Selector All Cap seeks capital growth.

Principal Investment Strategies	Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.	FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity Funds. Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR normally establishes long and short positions in equity securities. The fund will hold long securities that FMR believes will outperform the market, and will take short positions in securities expected to underperform the market. FMR intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%. FMR will normally target long positions of 130% of the fund's net assets, and short positions of 30% of the fund's net assets, but may vary from these targets.

No corresponding principal strategy.
FMR seeks to reduce the impact of industry weightings on the performance of the fund relative to the S&P 500 Index.

FMR expects the fund's allocations to the sector central funds will approximate the sector weights of the S&P 500 Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Same strategy.

Proposal 2 - Advisor Strategic Growth

Advisor Strategic Growth	Stock Selector All Cap

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Advisor Strategic Growth seeks capital growth.	Same investment objective.

Principal Investment Strategies	Principal Investment Strategies
FMR normally invests the fund's assets primarily in common stocks.	FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.
FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity Funds. Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. FMR expects the fund's allocations to the sector central funds will approximate the sector weights of the S&P 500 Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

No corresponding principal strategy.
In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	No corresponding principal strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Proposal 3 - Large Cap Growth

Large Cap Growth	Stock Selector All Cap

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Large Cap Growth seeks long-term growth of capital.	Stock Selector All Cap seeks capital growth.

Principal Investment Strategies	Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.	FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with large market capitalizations. Although a universal definition of large market capitalization does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity Funds. Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. FMR expects the fund's allocations to the sector central funds will approximate the sector weights of the S&P 500 Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves the bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

No corresponding principal strategy.
In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	No corresponding principal strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Proposal 4 - Tax Managed Stock

Tax Managed Stock	Stock Selector All Cap

Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Tax Managed Stock seeks long-term growth of capital.	Stock Selector All Cap seeks capital growth.

Principal Investment Strategies	Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.	Same strategy.
No corresponding principal strategy.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity Funds. Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. FMR expects the fund's allocations to the sector central funds will approximate the sector weights of the S&P 500 Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

FMR manages the fund using an investment strategy that is sensitive to the potential impact of federal income tax on shareholders' investment returns. The fund's tax-sensitive investment strategy is designed to lead to lower distributions of realized capital gains than funds managed without regard to federal income tax consequences. The fund is actively managed, however, and may realize capital gains from time to time. For example, FMR may elect to sell a security at a realized gain if it determines that the associated tax cost is outweighed by the risk of owning the security or the availability of better long-term investment opportunities. In such cases, FMR may also seek to realize losses elsewhere in the portfolio to offset the gain; however, these losses may not offset gains completely. In addition, redemptions by shareholders could force FMR to sell securities at an inappropriate time, potentially resulting in realized gains.

FMR may also use other techniques to attempt to reduce the impact of federal income tax on shareholders' investment returns.

No corresponding principal strategy.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. When deciding whether to sell securities, FMR will consider the negative tax impact of realized capital gains (and the positive tax impact of realizing capital losses).

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	No corresponding principal strategy.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

Although each target fund has fundamental and non-fundamental investment policies and limitations similar to those of Stock Selector All Cap, there are some differences of which you should be aware as shown in each table below.

Proposal 1 - 130/30 Large Cap

130/30 Large Cap	Stock Selector All Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding policy or limitation (though the fund has a principal investment strategy to establish long and short positions in equity securities).

Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Proposal 2 - Advisor Strategic Growth

Advisor Strategic Growth	Stock Selector All Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Proposal 3 - Large Cap Growth

Large Cap Growth	Stock Selector All Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Proposal 4 - Tax Managed Stock

Tax Managed Stock	Stock Selector All Cap

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Senior Securities. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Senior Securities. The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or a successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations as Stock Selector All Cap.

For more information about each fund's investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Stock Selector All Cap.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each target fund:

Management of the Funds

The principal business address of FMR, each fund's manager, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 82 Devonshire Street, Boston, Massachusetts 02109.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs. As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing certain types of investments for each fund. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Kamiyacho Prime Place at 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan also serve as sub-advisers to each of the funds.

FMR and each of the sub-advisers are expected to continue serving in its capacity as manager or sub-adviser of the combined fund if one or more of the Reorganizations are approved.

Though the funds have the same advisors and sub-advisors, the individual portfolio managers vary.

130/30 Large Cap: Keith Quinton has served as portfolio manager of 130/30 Large Cap since March 2008. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Quinton has worked as a portfolio manager.

Advisor Strategic Growth: Daniel Kelley has served as portfolio manager of Advisor Strategic Growth since January 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

Large Cap Growth: Daniel Kelley has served as portfolio manager of Large Cap Growth since January 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

Tax Managed Stock: Keith Quinton has served as portfolio manager of Tax Managed Stock since February 2004. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Quinton has worked as a portfolio manager.

Stock Selector All Cap: Christopher Sharpe and Geoff Stein are lead co-managers of Stock Selector All Cap, which they have managed since November 2009. Each also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager. The lead co-managers have primary responsibility for the day-to-day strategic oversight of Stock Selector All Cap, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. Certain co-managers manage the sector central funds and assist the lead co-managers in formulating Stock Selector All Cap's sector allocation strategy.

If one or more of the Reorganizations are approved, Mr. Sharpe and Mr. Stein, who are currently lead co-managers of Stock Selector All Cap, are expected to continue to have primary responsibility for the strategic oversight of the combined fund.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund's portfolio managers, please refer to the "Management Contracts" section of each fund's Statement of Additional Information, incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

130/30 Large Cap: 130/30 Large Cap pays FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well 130/30 Large Cap has performed relative to the S&P 500 Index. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase. For November 2012, the group fee rate was 0.26%. The individual fund fee rate for 130/30 Large Cap is 0.60% of its average net assets. The performance adjustment rate is calculated monthly by comparing the fund's performance over the performance period to that of the S&P 500 Index. For the purposes of calculating the performance adjustment, 130/30 Large Cap's investment performance is based on the performance of the retail class shares of the fund. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

Advisor Strategic Growth: Advisor Strategic Growth pays FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Advisor Strategic Growth has performed relative to the Russell 1000 Growth Index. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase. For November 2012, the group fee rate was 0.26%. The individual fund fee rate for Advisor Strategic Growth is 0.30% of its average net assets. The performance adjustment rate is calculated monthly by comparing the fund's performance over the performance period to that of the Russell 1000 Growth Index. For the purposes of calculating the performance adjustment, Advisor Strategic Growth's investment performance is based on the performance of Institutional Class shares of the fund. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

Large Cap Growth: Large Cap Growth pays FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Large Cap Growth has performed relative to the S&P 500 Index. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase. For November 2012, the group fee rate was 0.26%. The individual fund fee rate for Large Cap Growth is 0.30% of its average net assets. The performance adjustment rate is calculated monthly by comparing the fund's performance over the performance period to that of the S&P 500 Index. For the purposes of calculating the performance adjustment, Large Cap Growth's investment performance is based on the performance of the retail class shares of the fund. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

Tax Managed Stock: Tax Managed Stock pays FMR a management fee that is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase. For November 2012, the group fee rate was 0.26%. The individual fund fee rate for Tax Managed Stock is 0.30% of its average net assets. Tax Managed Stock does not apply a performance adjustment to its management fee.

Stock Selector All Cap: Stock Selector All Cap pays FMR a management fee that is calculated and paid to FMR each month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Stock Selector All Cap has performed relative to the S&P 500 Index. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% of the fund's average net assets, and it drops as total assets under management increase. For November 2012, the group fee rate was 0.26%. The individual fund fee rate for Stock Selector All Cap is 0.30% of its average net assets. The performance adjustment rate is calculated monthly by comparing the fund's performance over the performance period to that of the S&P 500 Index. For the purposes of calculating the performance adjustment, Stock Selector All Cap's investment performance is based on the performance of the retail class shares of the fund. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

If one or more of the Reorganizations are approved, the combined fund will retain Stock Selector All Cap's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of each fund's Prospectus, and to the "Control of Investment Advisers" and "Management Contracts" sections of each fund's Statement of Additional Information, incorporated herein by reference.

Expense Reimbursement Arrangements

Each of the target funds has an expense reimbursement arrangement as described below. Stock Selector All Cap does not currently have any expense reimbursement arrangement.

For more information about each fund's fees and operating expenses, please refer to each fund's Prospectus, incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below. If one or more of the Reorganizations are approved, the combined fund will not have an expense reimbursement arrangement. If any of the Reorganizations is not approved, the funds not approving the Reorganization will maintain their current expense structures.

130/30 Large Cap: FMR has voluntarily agreed to reimburse 130/30 Large Cap to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, dividend expense on securities sold short, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates:

Share Class:	Expense Cap:
Fidelity 130/30 Large Cap Fund (retail class)	1.30%
Class A	1.55%
Class T	1.80%
Class B	2.30%
Class C	2.30%
Institutional Class	1.30%

This arrangement may be discontinued by FMR at any time.

Advisor Strategic Growth: FMR has contractually agreed to reimburse Advisor Strategic Growth to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates:

Share Class:	Expense Cap:
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

This arrangement will remain in effect through January 31, 2014, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

Large Cap Growth: FMR has voluntarily agreed to reimburse Large Cap Growth to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates:

Share Class:	Expense Cap:
Fidelity Large Cap Growth Fund (retail class)	1.00%
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

This arrangement may be discontinued by FMR at any time.

Tax Managed Stock: FMR has voluntarily agreed to reimburse Tax Managed Stock to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed the following rates:

Share Class:	Expense Cap:
Fidelity Tax Managed Stock Fund (retail class)	1.00%
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

This arrangement may be discontinued by FMR at any time.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

The retail class of each of 130/30 Large Cap, Large Cap Growth, Tax Managed Stock, and Stock Selector All Cap has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund, as applicable.

Class A, Class T, Class B, Class C, and Institutional Class of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Institutional Class plan, as well as the plan for each other class, recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for each class of the funds.

If one or more of the Reorganizations are approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of each fund's Prospectus, incorporated herein by reference, and to the "Distribution Services" section of each fund's Statement of Additional Information, incorporated herein by reference.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables together with attachments 1A-D, 2, and 3 allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of each fund for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period assuming that all four of the Reorganizations occur. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Attachments 1 and 2 provide pro forma expense information for the combined fund based on the same time period assuming each individual proposal is approved and the others are not. Attachment 3 provides pro forma expense information for the combined fund excluding the impact of performance adjustments for funds that have performance adjustments based on the same time period, assuming that all Reorganizations occur.

Class A

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.57%C	0.64%C	0.49%C	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other expenses		0.69%	0.46%	0.42%	0.34%	0.34%
Dividend and interest expense on securities sold short D	0.75%	---	---	---	---	---
Remainder of other expenses	1.19%	---	---	---	---	---
Total other expenses	1.94%	0.69%	0.46%	0.42%	0.34%	0.34%
Total annual operating expenses	2.76%	1.58%	1.20%	1.23%	1.11%	1.11%
Fee waiver and/or expense reimbursement	---	0.33%E	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.25%	---	---	---	---

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

D Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

E FMR has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.25%. This arrangement will remain in effect through January 31, 2014.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Class T

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.57%C	0.64%C	0.49%C	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other expenses		0.74%	0.49%	0.47%	0.34%	0.34%
Dividend and interest expense on securities sold short D	0.75%	---	---	---	---	---
Remainder of other expenses	1.21%	---	---	---	---	---
Total other expenses	1.96%	0.74%	0.49%	0.47%	0.34%	0.34%
Total annual operating expenses	3.03%	1.88%	1.48%	1.53%	1.36%	1.36%
Fee waiver and/or expense reimbursement	---	0.38%E	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.50%	---	---	---	---

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

D Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

E FMR has contractually agreed to reimburse Class T of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.50%. This arrangement will remain in effect through January 31, 2014.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Class B

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.57%C	0.64%C	0.49%C	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other expenses		0.74%	0.46%	0.47%	0.36%	0.36%
Dividend and interest expense on securities sold short D	0.75%	---	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---	---
Total other expenses	1.95%	0.74%	0.46%	0.47%	0.36%	0.36%
Total annual operating expenses	3.52%	2.38%	1.95%	2.03%	1.88%	1.88%
Fee waiver and/or expense reimbursement	---	0.38%E	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	2.00%	---	---	---	---

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

D Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

E FMR has contractually agreed to reimburse Class B of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Class C

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.57%C	0.64%C	0.49%C	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other expenses		0.66%	0.46%	0.44%	0.35%	0.35%
Dividend and interest expense on securities sold short D	0.75%	---	---	---	---	---
Remainder of other expenses	1.17%	---	---	---	---	---
Total other expenses	1.92%	0.66%	0.46%	0.44%	0.35%	0.35%
Total annual operating expenses	3.49%	2.30%	1.95%	2.00%	1.87%	1.87%
Fee waiver and/or expense reimbursement	---	0.30%E	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	2.00%	---	---	---	---

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

D Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

E FMR has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.57%C	0.64%C	0.49%C	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	None	None	None	None	None	None
Other expenses		0.58%	0.32%	0.39%	0.29%	0.29%
Dividend and interest expense on securities sold short D	0.75%	---	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---	---
Total other expenses	1.95%	0.58%	0.32%	0.39%	0.29%	0.29%
Total annual operating expenses	2.52%	1.22%	0.81%	0.95%	0.81%	0.81%
Fee waiver and/or expense reimbursement	---	0.22%E	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.00%	---	---	---	---

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

D Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

E FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2014.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Large Cap GrowthA	Tax Managed StockA	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedA
Management fee	0.57%B	0.49%B	0.56%	0.52%B	0.52%B
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses		0.39%	0.38%	0.21%	0.21%
Dividend and interest expense on securities sold short C	0.75%	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---
Total other expenses	1.95%	0.39%	0.38%	0.21%	0.21%
Total annual operating expenses	2.52%	0.88%	0.94%	0.73%	0.73%

A Based on estimated expenses for the 12 months ended November 30, 2012.

B Fluctuates based on the fund's performance relative to a securities market index.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the above Annual Class Operating Expenses table do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

130/30 Large Cap

Class A

Class T

Class B

Class C
									Institutional Class	Retail Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 838	$ 838	$ 645	$ 645	$ 855	$ 355	$ 452	$ 352	$ 255	$ 255
3 years	$ 1,382	$ 1,382	$ 1,253	$ 1,253	$ 1,380	$ 1,080	$ 1,071	$ 1,071	$ 785	$ 785
5 years	$ 1,950	$ 1,950	$ 1,886	$ 1,886	$ 2,026	$ 1,826	$ 1,812	$ 1,812	$ 1,340	$ 1,340
10 years	$ 3,487	$ 3,487	$ 3,579	$ 3,579	$ 3,544	$ 3,544	$ 3,765	$ 3,765	$ 2,856	$ 2,856

Advisor Strategic Growth

Class A

Class T

Class B

Class C
Institutional Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203	$ 102
3 years	$ 1,009	$ 1,009	$ 879	$ 879	$ 1,000	$ 700	$ 685	$ 685	$ 361
5 years	$ 1,351	$ 1,351	$ 1,291	$ 1,291	$ 1,430	$ 1,230	$ 1,198	$ 1,198	$ 645
10 years	$ 2,314	$ 2,314	$ 2,439	$ 2,439	$ 2,389	$ 2,389	$ 2,608	$ 2,608	$ 1,454

Large Cap Growth

Class A

Class T

Class B

Class C
									Institutional Class	Retail Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 690	$ 690	$ 495	$ 495	$ 698	$ 198	$ 298	$ 198	$ 83	$ 90
3 years	$ 934	$ 934	$ 802	$ 802	$ 912	$ 612	$ 612	$ 612	$ 259	$ 281
5 years	$ 1,197	$ 1,197	$ 1,130	$ 1,130	$ 1,252	$ 1,052	$ 1,052	$ 1,052	$ 450	$ 488
10 years	$ 1,946	$ 1,946	$ 2,057	$ 2,057	$ 1,989	$ 1,989	$ 2,275	$ 2,275	$ 1,002	$ 1,084

Tax Managed Stock

Class A

Class T

Class B

Class C
									Institutional Class	Retail Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 693	$ 693	$ 500	$ 500	$ 706	$ 206	$ 303	$ 203	$ 97	$ 96
3 years	$ 943	$ 943	$ 816	$ 816	$ 937	$ 637	$ 627	$ 627	$ 303	$ 300
5 years	$ 1,212	$ 1,212	$ 1,155	$ 1,155	$ 1,293	$ 1,093	$ 1,078	$ 1,078	$ 525	$ 520
10 years	$ 1,978	$ 1,978	$ 2,110	$ 2,110	$ 2,056	$ 2,056	$ 2,327	$ 2,327	$ 1,166	$ 1,155

Stock Selector All Cap

Class AA

Class TA

Class BA

Class CA
									Institutional ClassA	Retail Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Stock Selector All Cap Pro forma Combined

Class AA

Class TA

Class BA

Class CA
									Institutional ClassA	Retail Class
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expense examples shown above assume that all four of the Reorganizations occur. Attachment 2 provides pro forma expense examples for the combined fund assuming each individual proposal occurs and the others do not.

Do the procedures for purchasing and redeeming shares of the funds differ?

The procedures for purchasing and redeeming shares of the funds are the same (except as described below). If one or more of the Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

Pending its Reorganization, each target fund closed to new accounts on the following dates:

Fund Name:	Closing Date:
130/30 Large Cap	October 12, 2012
Advisor Strategic Growth	December 14, 2012
Large Cap Growth	December 14, 2012
Tax Managed Stock	October 12, 2012

For more information about the procedures for purchasing and redeeming each fund's shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Additional Information about the Purchase and Sale of Shares" section of each fund's Prospectus, and to the "Buying, Selling and Exchanging Information" section of each fund's Statement of Additional Information, incorporated herein by reference.

Do the funds' exchange privileges differ?

The funds' exchange privileges are the same. If one or more of the Reorganizations are approved, the exchange privileges of the combined fund will remain unchanged.

For more information about each fund's exchange privileges, please refer to the "Exchanging Shares" section of each fund's Prospectus, and to the "Buying, Selling and Exchanging Information" section of each fund's Statement of Additional Information, incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

Tax Managed Stock and Stock Selector All Cap have the same dividend and distribution policies, though the amount of distributions varies by fund. The other target funds' dividend and distribution policies differ from Stock Selector All Cap. The dividend and distribution policies for each fund are shown below.

Fund Name:	Usual frequency of payment of dividend and capital gains distributions:

130/30 Large Cap	January and December
Advisor Strategic Growth	January and December
Large Cap Growth	March and December
Tax Managed Stock	December
Stock Selector All Cap	December

If one or more of the Reorganizations are approved, the dividend and distribution policies of the combined fund will be the same as the current dividend and distribution policies of Stock Selector All Cap.

On or before the Closing Date, 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (including any gain resulting from any portfolio repositioning prior to the applicable Reorganization).

Whether or not the Reorganizations are approved, each target fund is required to recognize gain or loss on certain assets that are subject to "mark-to-market" tax accounting held by the fund on the last day of its taxable year (January 31 for Large Cap Growth, October 31 for Tax Managed Stock and November 30 for 130/30 Large Cap and Advisor Strategic Growth). If a Reorganization is approved, gains or losses on assets held on the Closing Date by the applicable target fund that are subject to "mark-to-market" tax accounting may be required to be recognized on the Closing Date.

For more information about each fund's dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of each fund's Prospectus, and to the "Distributions and Taxes" section of each fund's Statement of Additional Information, incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

Each target fund will bear the costs of its Reorganization, provided the expenses do not exceed its existing expense reimbursement arrangement, as described on pages (click here)-(click here). Expenses exceeding a class's expense cap will be paid by FMR.

For more information on the expenses associated with a Reorganization, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because each target fund has an investment objective and principal investment strategies similar to those of Stock Selector All Cap as described above, each target fund is subject to principal investment risks similar to those of Stock Selector All Cap. Because each target fund currently has some different investment strategies as described above, each target fund is also currently subject to some different investment risks of which you should be aware.

What risks are common to investing in each target fund and Stock Selector All Cap?

Each fund is subject to the following principal risks:

Stock Market Volatility: The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer-Specific Changes: Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

What additional risks are associated with an investment in 130/30 Large Cap?

130/30 Large Cap is subject to the following principal risks, which are not principal risks generally associated with an investment in Stock Selector All Cap:

Short Sales and Leverage Risk: Short sales involve the sale of a security a fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that a fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security it seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities it has sold short increases, thereby increasing its potential volatility. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Short sales involve leverage because a fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.

Quantitative Investing: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

What additional risks are associated with an investment in Advisor Strategic Growth?

Advisor Strategic Growth is subject to the following principal risk, which is not a principal risk generally associated with an investment in Stock Selector All Cap:

"Growth" Investing: "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

What additional risks are associated with an investment in Large Cap Growth?

Large Cap Growth is subject to the following principal risk, which is not a principal risk generally associated with an investment in Stock Selector All Cap:

"Growth" Investing: "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

What additional risks are associated with an investment in Tax Managed Stock?

Tax Managed Stock is subject to the following principal risks, which are not principal risks generally associated with an investment in Stock Selector All Cap:

Quantitative Investing: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Tax-Sensitive Investing: FMR's tax-sensitive investment strategy may not provide as high a return before consideration of federal income tax consequences as other funds. FMR's tax-sensitive investment strategy involves active management, and the fund can realize capital gains.

For more information about the principal risks associated with an investment in each fund, please refer to the "Investment Details" section of each fund's Prospectus, and to the "Investment Policies and Limitations" section of each fund's Statement of Additional Information, incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of each fund's prospectus. Past performance (before and after taxes) is not an indication of future performance. Performance history will be available for Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap after each class has been in operation for one calendar year.

Year-by-Year Returns

130/30 Large Cap - Retail Class

Calendar Years	2009	2010	2011	2012
	3.64%	9.70%	-3.77%	13.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.93%	September 30, 2009
Lowest Quarter Return	-19.36%	September 30, 2011

Advisor Strategic Growth - Class A*

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	28.25%	2.33%	7.74%	0.53%	22.61%	-44.00%	44.10%	20.19%	-0.27%	18.02%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.25%	June 30, 2009
Lowest Quarter Return	-23.18%	December 31, 2008

* Returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Large Cap Growth - Retail Class

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	26.69%	13.75%	13.04%	5.67%	2.06%	-38.11%	24.01%	19.80%	-0.72%	18.73%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.75%	March 31, 2012
Lowest Quarter Return	-22.02%	December 31, 2008

Tax Managed Stock - Retail Class

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.58%	11.12%	13.87%	12.00%	14.18%	-42.65%	20.69%	14.65%	-7.01%	18.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.87%	September 30, 2009
Lowest Quarter Return	-25.73%	December 31, 2008

Stock Selector All Cap - Retail Class

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%	17.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A and retail class (if applicable) shares of the funds are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Life of classA
Fidelity 130/30 Large Cap Fund
Fidelity 130/30 Large Cap Fund (retail class)
Return Before Taxes	13.93%	-4.44%
Return After Taxes on Distributions	13.80%	-4.51%
Return After Taxes on Distributions and Sale of Fund Shares	9.22%	-3.73%
Class A - Return Before Taxes	6.99%	-5.86%
Return After Taxes on Distributions	6.91%	-5.90%
Return After Taxes on Distributions and Sale of Fund Shares	4.65%	-4.90%
Class T - Return Before Taxes	9.36%	-5.61%
Class B - Return Before Taxes	7.76%	-5.78%
Class C - Return Before Taxes	11.76%	-5.38%
Institutional Class - Return Before Taxes	13.95%	-4.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	3.90%

A From March 31, 2008.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Strategic Growth Fund
Class A - Return Before Taxes	11.23%	1.48%	6.49%
Return After Taxes on Distributions	11.18%	1.47%	6.49%
Return After Taxes on Distributions and Sale of Fund Shares	7.37%	1.26%	5.72%
Class T - Return Before Taxes	13.62%	1.71%	6.49%
Class B - Return Before Taxes	12.09%	1.53%	6.57%
Class C - Return Before Taxes	16.08%	1.92%	6.33%
Institutional Class - Return Before Taxes	18.38%	2.94%	7.39%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%
For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years/Life of classA
Fidelity Large Cap Growth Fund
Fidelity Large Cap Growth Fund (retail class)
Return Before Taxes	18.73%	1.62%	6.65%
Return After Taxes on Distributions	18.60%	1.57%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	12.34%	1.37%	5.74%
Class A - Return Before Taxes	11.46%	0.14%	0.25%A
Return After Taxes on Distributions	11.39%	0.10%	-0.16%A
Return After Taxes on Distributions and Sale of Fund Shares	7.54%	0.11%	0.09%A
Class T - Return Before Taxes	13.81%	0.31%	0.38%A
Class B - Return Before Taxes	12.47%	0.18%	0.36%A
Class C - Return Before Taxes	16.46%	0.58%	0.53%A
Institutional Class - Return Before Taxes	18.80%	1.65%	1.59%A
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

A From February 13, 2007.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years/Life of class
Fidelity Tax Managed Stock Fund
Fidelity Tax Managed Stock Fund (retail class)
Return Before Taxes	18.44%	-2.66%	6.08%
Return After Taxes on Distributions	18.28%	-2.76%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares	12.15%	-2.26%	5.33%
Class A - Return Before Taxes	11.36%	--	11.91%A
 Return After Taxes on Distributions	11.25%	--	11.83%A
 Return After Taxes on Distributions and Sale of Fund Shares	7.47%	--	10.32%A
Class T - Return Before Taxes	13.59%	--	12.30%A
Class B - Return Before Taxes	12.20%	--	12.25%A
Class C - Return Before Taxes	16.18%	--	12.85%A
Institutional Class - Return Before Taxes	18.37%	--	14.02%A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A From April 21, 2009.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Fidelity Stock Selector All Cap Fund (retail class)
Return Before Taxes	17.93%	0.04%	6.81%
Return After Taxes on Distributions	17.71%	-0.10%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	11.88%	0.00%	5.98%
Class A - Return Before TaxesA	17.93%	0.04%	6.81%
Return After Taxes on DistributionsA	17.71%	-0.10%	6.61%
Return After Taxes on Distributions and Sale of Fund SharesA	11.88%	0.00%	5.98%
Class T - Return Before TaxesA	17.93%	0.04%	6.81%
Class B - Return Before TaxesA	17.93%	0.04%	6.81%
Class C - Return Before TaxesA	17.93%	0.04%	6.81%
Institutional Class - Return Before TaxesA	17.93%	0.04%	6.81%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A The class commenced operations on October 23, 2012. The returns shown above are for Fidelity Stock Selector All Cap Fund, a retail class of shares of the fund. Class A, Class T, Class B, Class C, and Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, Class C's, and Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class, Class T, Class B, Class C, and Institutional Class have higher expenses.

THE PROPOSED TRANSACTIONS

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN 130/30 LARGE CAP AND STOCK SELECTOR ALL CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Stock Selector All Cap acquiring as of the Closing Date all of the assets of 130/30 Large Cap in exchange solely for shares of Stock Selector All Cap and the assumption by Stock Selector All Cap of 130/30 Large Cap's liabilities; and (b) the distribution of shares of Stock Selector All Cap to the shareholders of 130/30 Large Cap as provided for in the Agreement.

The value of 130/30 Large Cap's assets to be acquired by Stock Selector All Cap and the amount of its liabilities to be assumed by Stock Selector All Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Stock Selector All Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Stock Selector All Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Stock Selector All Cap will deliver to 130/30 Large Cap, and 130/30 Large Cap will distribute to its shareholders of record, shares of Stock Selector All Cap so that each 130/30 Large Cap shareholder will receive the number of full and fractional shares of Stock Selector All Cap equal in value to the aggregate net asset value of shares of 130/30 Large Cap held by such shareholder on the Closing Date; 130/30 Large Cap will be liquidated as soon as practicable thereafter. Each 130/30 Large Cap shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Stock Selector All Cap due that shareholder. The net asset value per share of Stock Selector All Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Stock Selector All Cap in a name other than that of the registered holder of the shares on the books of 130/30 Large Cap as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of 130/30 Large Cap is and will continue to be its responsibility up to and including the Closing Date and such later date on which 130/30 Large Cap is liquidated.

130/30 Large Cap will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of 130/30 Large Cap are permissible investments for Stock Selector All Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to 130/30 Large Cap and Stock Selector All Cap due to the Reorganization that occur prior to the Closing Date will be borne by 130/30 Large Cap and Stock Selector All Cap, respectively. Any transaction costs associated with portfolio adjustments to 130/30 Large Cap and Stock Selector All Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Stock Selector All Cap that occur after the Closing Date will be borne by Stock Selector All Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on 130/30 Large Cap shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on November 14, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit 130/30 Large Cap shareholders to pursue similar goals in a larger combined fund that has a similar investment objective. Although Stock Selector All Cap does not sell securities short, the Board noted that both funds pursue capital growth by investing in "growth" and/or "value" stocks and compare their performance to the S&P 500 Index. FMR informed the Board that 130/30 Large Cap has been unsuccessful in gathering assets given its underperformance compared to the S&P 500 in every calendar year since its inception and the limited demand by retail investors for long/short strategies. The Board noted that if the fund were combined with Stock Selector All Cap, based on data for the twelve months ended September 30, 2012 and assuming the other Reorganizations also occurred, 130/30 Large Cap shareholders would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to 130/30 Large Cap would be subject to Stock Selector All Cap's performance adjustment calculation and 30 bp lower individual fund fee component. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that shareholders in taxable accounts may experience some unfavorable tax consequences due to tax rules limiting the usability of 130/30 Large Cap's capital loss carryforwards following the Reorganization. The Board considered that based on information available at the time of the meeting, it was possible that the Reorganization would cause more than 90% of 130/30 Large Cap's capital loss carryforwards to necessarily expire unused. The Board also noted, however, that some or all of those capital loss carryforwards might expire unused in the absence of the Reorganization. In addition, the Board noted that following the Reorganization, shareholders of 130/30 Large Cap might receive capital gain distributions sooner, or in larger amounts, than they would receive otherwise. However, the Board noted FMR's view that the anticipated merger benefits, including net expense reductions, would offset any unfavorable potential tax consequences. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.42% to 0.57% of average net assets (including performance adjustments, but excluding dividend and interest on securities sold short), depending on class. The expected net expense reduction excludes 130/30 Large Cap's dividend and interest expense on securities sold short, since Stock Selector All Cap does not incur such an expense. Attachments 1A and 2 provide pro forma expense information for the combined fund based on the same time period assuming each individual proposal is approved and the others are not. Attachment 3 provides pro forma expense information for the combined fund excluding the impact of performance fees, assuming all reorganizations occur.

Description of the Securities to be Issued

Holders of Fidelity 130/30 Large Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of 130/30 Large Cap Fund will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Stock Selector All Cap is a series of Fidelity Capital Trust (Capital Trust). The Trustees of Capital Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Stock Selector All Cap represents an equal proportionate interest with each other share of the fund, and each such share of Stock Selector All Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Stock Selector All Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Stock Selector All Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, incorporated herein by reference.

Capital Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Stock Selector All Cap's Statement of Additional Information, incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Stock Selector All Cap's Prospectus, incorporated herein by reference.

Federal Income Tax Considerations

The exchange of 130/30 Large Cap's assets for Stock Selector All Cap's shares and the assumption of the liabilities of 130/30 Large Cap by Stock Selector All Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to 130/30 Large Cap and Stock Selector All Cap, substantially to the effect that:

(i) The acquisition by Stock Selector All Cap of substantially all of the assets of 130/30 Large Cap in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of 130/30 Large Cap followed by the distribution of Stock Selector All Cap shares to the 130/30 Large Cap shareholders in exchange for their 130/30 Large Cap shares in complete liquidation and termination of 130/30 Large Cap will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) 130/30 Large Cap will recognize no gain or loss upon the transfer of substantially all of its assets to Stock Selector All Cap in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of 130/30 Large Cap, except that 130/30 Large Cap may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) 130/30 Large Cap will recognize no gain or loss upon the distribution to its shareholders of the Stock Selector All Cap shares received by 130/30 Large Cap in the Reorganization;

(iv) Stock Selector All Cap will recognize no gain or loss upon the receipt of the assets of 130/30 Large Cap in exchange solely for Stock Selector All Cap shares and the assumption of all liabilities of 130/30 Large Cap;

(v) The adjusted basis to Stock Selector All Cap of the assets of 130/30 Large Cap received by Stock Selector All Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of 130/30 Large Cap immediately before the exchange;

(vi) Stock Selector All Cap's holding periods with respect to the assets of 130/30 Large Cap that Stock Selector All Cap acquires in the Reorganization will include the respective periods for which those assets were held by 130/30 Large Cap (except where investment activities of Stock Selector All Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The 130/30 Large Cap shareholders will recognize no gain or loss upon receiving Stock Selector All Cap shares in exchange solely for 130/30 Large Cap shares;

(viii) The aggregate basis of the Stock Selector All Cap shares received by a 130/30 Large Cap shareholder in the Reorganization will be the same as the aggregate basis of the 130/30 Large Cap shares surrendered by the 130/30 Large Cap shareholder in exchange therefor; and

(ix) A 130/30 Large Cap shareholder's holding period for the Stock Selector All Cap shares received by the 130/30 Large Cap shareholder in the Reorganization will include the holding period during which the 130/30 Large Cap shareholder held 130/30 Large Cap shares surrendered in exchange therefor, provided that the 130/30 Large Cap shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for 130/30 Large Cap, which may limit the ability of the combined fund to use 130/30 Large Cap's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value of 130/30 Large Cap immediately prior to the Reorganization by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of December 31, 2012. Based on this data, it appears that the application of the aforementioned limitation may cause a substantial portion (potentially greater than 90%) of 130/30 Large Cap's capital loss carryforwards to necessarily expire unused. However, it is possible that some or all of these capital loss carryforwards would expire unused even in the absence of the Reorganization. In addition, as of December 31, 2012, while 130/30 Large Cap had substantial aggregate losses (i.e., capital loss carryforwards significantly greater than net realized and unrealized gains), Stock Selector All Cap had aggregate gains (i.e., net realized and unrealized gains in excess of capital loss carryforwards). The Reorganization could lead to taxable shareholders of 130/30 Large Cap losing a significant portion of the benefit of the fund's pre-Reorganization losses and receiving taxable capital gain distributions sooner and/or in larger amounts than they would have in the absence of the Reorganization. The combined fund's ability to use Stock Selector All Cap's capital loss carryforwards, however, is not expected to be limited as a result of the Reorganization.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Stock Selector All Cap following the Reorganization.

Tax Position as of December 31, 2012

Fund Name	Fiscal Year End	Assets†	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End†	Current Fiscal Year Net Realized Gains/ (Losses)†	Net Unrealized Gains/ (Losses)†
130/30 Large Cap	11/30	$ 18.60	($ 67.46)*	$ 0.43	$ 1.13
Stock Selector All Cap	9/30	$ 3,077.76	($ 264.45)**	$ 21.04	$ 447.91

† All Data in Millions

* Approximately $12.67 million of these CLCs expire in 2016 and approximately $54.80 million of these CLCs expire in 2017.

** Approximately $57.30 million of these CLCs expire in 2015, approximately $30.05 million of these CLCs expire in 2016 and approximately $177.10 million of these CLCs expire in 2017. Stock Selector All Cap's ability to use some of these CLCs is limited as a result of prior ownership changes. In January 2012, Stock Selector All Cap had an ownership change as a result of large subscriptions, triggering limits on the use of Stock Selector All Cap's CLCs to offset future capital gains. In addition, in October 2012, Advisor Stock Selector All Cap merged into Stock Selector All Cap, triggering an ownership change for Advisor Stock Selector All Cap and triggering limits on Stock Selector All Cap's ability to use Advisor Stock Selector All Cap's CLCs (which carried over to Stock Selector All Cap as a result of the merger) to offset future capital gains. FMR does not expect either ownership change to prevent Stock Selector All Cap from fully utilizing its CLCs before they expire.

Shareholders of 130/30 Large Cap should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

130/30 Large Cap is a diversified series of Fidelity Mt. Vernon Street Trust, an open-end management investment company organized as a Massachusetts business trust on October 12, 1982. Stock Selector All Cap is a diversified series of Fidelity Capital Trust, an open-end management investment company organized as a Massachusetts business trust on May 31, 1978. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of 130/30 Large Cap under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, incorporated herein by reference.

Operations of Stock Selector All Cap Following the Reorganizations

FMR does not expect Stock Selector All Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Stock Selector All Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Stock Selector All Cap in their current capacities. Mr. Sharpe and Mr. Stein, who are currently the lead co-managers of Stock Selector All Cap, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of 130/30 Large Cap and Stock Selector All Cap as of February 28, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2013, the net assets of 130/30 Large Cap were $20,415,606, or 0.63% of Stock Selector All Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
130/30 Large CapA
Class A	$ 1,683,138	$ 8.57	196,447
Class T	$ 1,074,076	$ 8.51	126,189
Class B	$ 352,328	$ 8.38	42,056
Class C	$ 982,806	$ 8.37	117,353
Institutional Class	$ 86,067	$ 8.57	10,040
Retail Class	$ 16,237,191	$ 8.59	1,889,706
Stock Selector All Cap
Class A	$ 176,039,686	$ 30.09	5,850,755
Class T	$ 100,802,238	$ 30.08	3,351,611
Class B	$ 11,763,340	$ 30.05	391,508
Class C	$ 40,123,550	$ 30.05	1,335,409
Institutional Class	$ 278,137,925	$ 30.10	9,239,400
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843
Stock Selector All Cap Pro Forma Combined Fund
Class A	$ 177,722,824	$ 30.09	5,906,692
Class T	$ 101,876,314	$ 30.08	3,387,318
Class B	$ 12,115,668	$ 30.05	403,233
Class C	$ 41,106,356	$ 30.05	1,368,115
Institutional Class	$ 278,223,992	$ 30.10	9,242,259
Retail Class	$ 2,583,680,170	$ 30.11	85,800,132
Class K	$ 48,146,884	$ 30.11	1,598,843

A Estimated one time reorganization costs are $18,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 1 occurs. Attachment 4 provides pro forma capitalization for the combined fund if all four of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Stock Selector All Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 1 occurred on February 28, 2013. The table is for information purposes only. No assurance can be given as to how many Stock Selector All Cap shares will be received by shareholders of 130/30 Large Cap on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Stock Selector All Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Mt. Vernon Street Trust and Fidelity Capital Trust at a meeting held on November 14, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of 130/30 Large Cap and Stock Selector All Cap and that the interests of existing shareholders of 130/30 Large Cap and Stock Selector All Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, 130/30 Large Cap will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Mt. Vernon Street Trust may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of 130/30 Large Cap unanimously recommends that shareholders vote in favor of the Reorganization by approving your fund's Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ADVISOR STRATEGIC GROWTH AND STOCK SELECTOR ALL CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Stock Selector All Cap acquiring as of the Closing Date all of the assets of Advisor Strategic Growth in exchange solely for shares of Stock Selector All Cap and the assumption by Stock Selector All Cap of Advisor Strategic Growth's liabilities; and (b) the distribution of shares of Stock Selector All Cap to the shareholders of Advisor Strategic Growth as provided for in the Agreement.

The value of Advisor Strategic Growth's assets to be acquired by Stock Selector All Cap and the amount of its liabilities to be assumed by Stock Selector All Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Stock Selector All Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Stock Selector All Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Stock Selector All Cap will deliver to Advisor Strategic Growth, and Advisor Strategic Growth will distribute to its shareholders of record, shares of Stock Selector All Cap so that each Advisor Strategic Growth shareholder will receive the number of full and fractional shares of Stock Selector All Cap equal in value to the aggregate net asset value of shares of Advisor Strategic Growth held by such shareholder on the Closing Date; Advisor Strategic Growth will be liquidated as soon as practicable thereafter. Each Advisor Strategic Growth shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Stock Selector All Cap due that shareholder. The net asset value per share of Stock Selector All Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Stock Selector All Cap in a name other than that of the registered holder of the shares on the books of Advisor Strategic Growth as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Advisor Strategic Growth is and will continue to be its responsibility up to and including the Closing Date and such later date on which Advisor Strategic Growth is liquidated.

Advisor Strategic Growth will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing contractual expense caps. Expenses exceeding a class's contractual expense cap will be paid by FMR.

All of the current investments of Advisor Strategic Growth are permissible investments for Stock Selector All Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Advisor Strategic Growth and Stock Selector All Cap due to the Reorganization that occur prior to the Closing Date will be borne by Advisor Strategic Growth and Stock Selector All Cap, respectively. Any transaction costs associated with portfolio adjustments to Advisor Strategic Growth and Stock Selector All Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Stock Selector All Cap that occur after the Closing Date will be borne by Stock Selector All Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Advisor Strategic Growth shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on November 14, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Advisor Strategic Growth shareholders to pursue similar goals in a larger combined fund that has the same investment objective. Although Stock Selector All Cap compares its performance to a different benchmark (S&P 500 Index), FMR's research and investment approach tends to result in a growth bias, making Stock Selector All Cap a reasonable investment alternative to Advisor Strategic Growth. The Board noted that although the fund has outperformed its benchmark, the Russell 1000 Growth Index, in three of the past five calendar years, it has a long history of inconsistent performance. The Board considered that if the fund were combined with Stock Selector All Cap, based on data for the twelve months ended September 30, 2012 and assuming the other Reorganizations also occurred, Advisor Strategic Growth shareholders would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to Advisor Strategic Growth would be subject to Stock Selector All Cap's performance adjustment calculation. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes and noted that the tax positions of Advisor Strategic Growth and Stock Selector All Cap were similar based on the information available at the time of the meeting, and thus FMR was of the view that Advisor Strategic Growth shareholders would not be meaningfully impacted by any change in tax position as a result of the Reorganization. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.12% to 0.19% of average net assets (including performance adjustments), depending on class. Attachments 1B and 2 provide pro forma expense information for the combined fund based on the same time period assuming each individual proposal is approved and the others are not. Attachment 3 provides pro forma expense information for the combined fund excluding the impact of performance fees, assuming all reorganizations occur.

Description of the Securities to be Issued

Holders of Class A, Class T, Class B, Class C, and Institutional Class shares of Advisor Strategic Growth will receive, respectively, Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Stock Selector All Cap is a series of Fidelity Capital Trust (Capital Trust). The Trustees of Capital Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Stock Selector All Cap represents an equal proportionate interest with each other share of the fund, and each such share of Stock Selector All Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Stock Selector All Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Stock Selector All Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, incorporated herein by reference.

Capital Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Stock Selector All Cap's Statement of Additional Information, incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Stock Selector All Cap's Prospectus, incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Advisor Strategic Growth's assets for Stock Selector All Cap's shares and the assumption of the liabilities of Advisor Strategic Growth by Stock Selector All Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Advisor Strategic Growth and Stock Selector All Cap, substantially to the effect that:

(i) The acquisition by Stock Selector All Cap of substantially all of the assets of Advisor Strategic Growth in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Advisor Strategic Growth followed by the distribution of Stock Selector All Cap shares to the Advisor Strategic Growth shareholders in exchange for their Advisor Strategic Growth shares in complete liquidation and termination of Advisor Strategic Growth will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Advisor Strategic Growth will recognize no gain or loss upon the transfer of substantially all of its assets to Stock Selector All Cap in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Advisor Strategic Growth, except that Advisor Strategic Growth may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Advisor Strategic Growth will recognize no gain or loss upon the distribution to its shareholders of the Stock Selector All Cap shares received by Advisor Strategic Growth in the Reorganization;

(iv) Stock Selector All Cap will recognize no gain or loss upon the receipt of the assets of Advisor Strategic Growth in exchange solely for Stock Selector All Cap shares and the assumption of all liabilities of Advisor Strategic Growth;

(v) The adjusted basis to Stock Selector All Cap of the assets of Advisor Strategic Growth received by Stock Selector All Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of Advisor Strategic Growth immediately before the exchange;

(vi) Stock Selector All Cap's holding periods with respect to the assets of Advisor Strategic Growth that Stock Selector All Cap acquires in the Reorganization will include the respective periods for which those assets were held by Advisor Strategic Growth (except where investment activities of Stock Selector All Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Advisor Strategic Growth shareholders will recognize no gain or loss upon receiving Stock Selector All Cap shares in exchange solely for Advisor Strategic Growth shares;

(viii) The aggregate basis of the Stock Selector All Cap shares received by an Advisor Strategic Growth shareholder in the Reorganization will be the same as the aggregate basis of the Advisor Strategic Growth shares surrendered by the Advisor Strategic Growth shareholder in exchange therefor; and

(ix) An Advisor Strategic Growth shareholder's holding period for the Stock Selector All Cap shares received by the Advisor Strategic Growth shareholder in the Reorganization will include the holding period during which the Advisor Strategic Growth shareholder held Advisor Strategic Growth shares surrendered in exchange therefor, provided that the Advisor Strategic Growth shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Advisor Strategic Growth, which may limit the ability of the combined fund to use Advisor Strategic Growth's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value immediately prior to the Reorganization of Advisor Strategic Growth by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of December 31, 2012. Based on this data, it is not expected that these limitations would prevent the combined fund from fully using Advisor Strategic Growth's losses before they expire. If circumstances change significantly between now and the Closing Date, however, these limitations could cause some losses to expire unused. In addition, each fund's aggregate gains (i.e., net realized and unrealized gains in excess of capital loss carryforwards) as a percentage of net assets was relatively similar and thus the tax position of the funds was similar.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Stock Selector All Cap following the Reorganization.

Tax Position as of December 31, 2012

Fund Name	Fiscal Year End	Assets†	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End†	Current Fiscal Year Net Realized Gains/ (Losses)†	Net Unrealized Gains/ (Losses)†
Advisor Strategic Growth	11/30	$ 46.41	($ 0.47)*	$ 0.37	$ 3.45
Stock Selector All Cap	9/30	$ 3,077.76	($ 264.45)**	$ 21.04	$ 447.91

† All Data in Millions

* Approximately $0.47 million of these CLCs expire in 2017.

** Approximately $57.30 million of these CLCs expire in 2015, approximately $30.05 million of these CLCs expire in 2016 and approximately $177.10 million of these CLCs expire in 2017. Stock Selector All Cap's ability to use some of these CLCs is limited as a result of prior ownership changes. In January 2012, Stock Selector All Cap had an ownership change as a result of large subscriptions, triggering limits on the use of Stock Selector All Cap's CLCs to offset future capital gains. In addition, in October 2012, Advisor Stock Selector All Cap merged into Stock Selector All Cap, triggering an ownership change for Advisor Stock Selector All Cap and triggering limits on Stock Selector All Cap's ability to use Advisor Stock Selector All Cap's CLCs (which carried over to Stock Selector All Cap as a result of the merger) to offset future capital gains. FMR does not expect either ownership change to prevent Stock Selector All Cap from fully utilizing its CLCs before they expire.

Shareholders of Advisor Strategic Growth should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Advisor Strategic Growth is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Stock Selector All Cap is a diversified series of Fidelity Capital Trust, an open-end management investment company organized as a Massachusetts business trust on May 31, 1978. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Advisor Strategic Growth under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, incorporated herein by reference.

Operations of Stock Selector All Cap Following the Reorganizations

FMR does not expect Stock Selector All Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Stock Selector All Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Stock Selector All Cap in their current capacities. Mr. Sharpe and Mr. Stein, who are currently lead co-managers of Stock Selector All Cap, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Advisor Strategic Growth and Stock Selector All Cap as of February 28, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2013, the net assets of Advisor Strategic Growth were $46,717,184, or 1.45% of Stock Selector All Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Strategic GrowthA
Class A	$ 23,840,238	$ 13.86	1,720,148
Class T	$ 11,393,353	$ 13.40	850,213
Class B	$ 1,367,456	$ 12.51	109,326
Class C	$ 8,574,252	$ 12.45	688,819
Institutional Class	$ 1,541,885	$ 14.27	108,042
Stock Selector All Cap
Class A	$ 176,039,686	$ 30.09	5,850,755
Class T	$ 100,802,238	$ 30.08	3,351,611
Class B	$ 11,763,340	$ 30.05	391,508
Class C	$ 40,123,550	$ 30.05	1,335,409
Institutional Class	$ 278,137,925	$ 30.10	9,239,400
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843
Stock Selector All Cap Pro Forma Combined Fund
Class A	$ 199,879,924	$ 30.09	6,643,053
Class T	$ 112,195,591	$ 30.08	3,730,379
Class B	$ 13,130,796	$ 30.05	437,014
Class C	$ 48,697,802	$ 30.05	1,620,742
Institutional Class	$ 279,679,810	$ 30.10	9,290,625
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843

A Estimated one time reorganization costs are $34,000. Expenses exceeding a class's contractual expense cap will be paid by FMR.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 2 occurs. Attachment 4 provides pro forma capitalization for the combined fund if all four of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Stock Selector All Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 2 occurred on February 28, 2013. The table is for information purposes only. No assurance can be given as to how many Stock Selector All Cap shares will be received by shareholders of Advisor Strategic Growth on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Stock Selector All Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Advisor Series I and Fidelity Capital Trust at a meeting held on November 14, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Advisor Strategic Growth and Stock Selector All Cap and that the interests of existing shareholders of Advisor Strategic Growth and Stock Selector All Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Advisor Strategic Growth will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Advisor Series I may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Advisor Strategic Growth unanimously recommends that shareholders vote in favor of the Reorganization by approving your fund's Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN LARGE CAP GROWTH AND STOCK SELECTOR ALL CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Stock Selector All Cap acquiring as of the Closing Date all of the assets of Large Cap Growth in exchange solely for shares of Stock Selector All Cap and the assumption by Stock Selector All Cap of Large Cap Growth's liabilities; and (b) the distribution of shares of Stock Selector All Cap to the shareholders of Large Cap Growth as provided for in the Agreement.

The value of Large Cap Growth's assets to be acquired by Stock Selector All Cap and the amount of its liabilities to be assumed by Stock Selector All Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Stock Selector All Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Stock Selector All Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Stock Selector All Cap will deliver to Large Cap Growth, and Large Cap Growth will distribute to its shareholders of record, shares of Stock Selector All Cap so that each Large Cap Growth shareholder will receive the number of full and fractional shares of Stock Selector All Cap equal in value to the aggregate net asset value of shares of Large Cap Growth held by such shareholder on the Closing Date; Large Cap Growth will be liquidated as soon as practicable thereafter. Each Large Cap Growth shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Stock Selector All Cap due that shareholder. The net asset value per share of Stock Selector All Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Stock Selector All Cap in a name other than that of the registered holder of the shares on the books of Large Cap Growth as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Large Cap Growth is and will continue to be its responsibility up to and including the Closing Date and such later date on which Large Cap Growth is liquidated.

Large Cap Growth will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Large Cap Growth are permissible investments for Stock Selector All Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Large Cap Growth and Stock Selector All Cap due to the Reorganization that occur prior to the Closing Date will be borne by Large Cap Growth and Stock Selector All Cap, respectively. Any transaction costs associated with portfolio adjustments to Large Cap Growth and Stock Selector All Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Stock Selector All Cap that occur after the Closing Date will be borne by Stock Selector All Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Large Cap Growth shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on November 14, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Large Cap Growth shareholders to pursue similar goals in a larger combined fund that has a similar investment objective. Although Stock Selector All Cap compares its performance to a different benchmark (S&P 500 Index), FMR's research and investment approach tends to result in a growth bias, making Stock Selector All Cap a reasonable investment alternative to Large Cap Growth. The Board noted that the fund has underperformed its benchmark, the Russell 1000 Growth Index, in three of the past five calendar years. The Board considered that if the fund were combined with Stock Selector All Cap, based on data for the twelve months ended September 30, 2012 and assuming the other Reorganizations also occurred, Large Cap Growth shareholders would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to Large Cap Growth would be subject to Stock Selector All Cap's performance adjustment calculation. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes and noted that the tax positions of Large Cap Growth and Stock Selector All Cap were similar based on the information available at the time of the meeting and thus FMR was of the view that Large Cap Growth shareholders would not be meaningfully impacted by any change in tax position as a result of the Reorganization. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders (other than Institutional Class) are expected to benefit from a net expense reduction of 0.07% to 0.15% of average net assets (including performance adjustments), depending on class. Expenses of Institutional Class are expected to remain the same. Attachments 1C and 2 provide pro forma expense information for the combined fund based on the same time period assuming each individual proposal is approved and the others are not. Attachment 3 provides pro forma expense information for the combined fund excluding the impact of performance fees, assuming all reorganizations occur.

Description of the Securities to be Issued

Holders of Fidelity Large Cap Growth Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Large Cap Growth Fund will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Stock Selector All Cap is a series of Fidelity Capital Trust (Capital Trust). The Trustees of Capital Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Stock Selector All Cap represents an equal proportionate interest with each other share of the fund, and each such share of Stock Selector All Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Stock Selector All Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Stock Selector All Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, incorporated herein by reference.

Capital Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Stock Selector All Cap's Statement of Additional Information, incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Stock Selector All Cap's Prospectus, incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Large Cap Growth's assets for Stock Selector All Cap's shares and the assumption of the liabilities of Large Cap Growth by Stock Selector All Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Large Cap Growth and Stock Selector All Cap, substantially to the effect that:

(i) The acquisition by Stock Selector All Cap of substantially all of the assets of Large Cap Growth in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Large Cap Growth followed by the distribution of Stock Selector All Cap shares to the Large Cap Growth shareholders in exchange for their Large Cap Growth shares in complete liquidation and termination of Large Cap Growth will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Large Cap Growth will recognize no gain or loss upon the transfer of substantially all of its assets to Stock Selector All Cap in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Large Cap Growth, except that Large Cap Growth may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Large Cap Growth will recognize no gain or loss upon the distribution to its shareholders of the Stock Selector All Cap shares received by Large Cap Growth in the Reorganization;

(iv) Stock Selector All Cap will recognize no gain or loss upon the receipt of the assets of Large Cap Growth in exchange solely for Stock Selector All Cap shares and the assumption of all liabilities of Large Cap Growth;

(v) The adjusted basis to Stock Selector All Cap of the assets of Large Cap Growth received by Stock Selector All Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of Large Cap Growth immediately before the exchange;

(vi) Stock Selector All Cap's holding periods with respect to the assets of Large Cap Growth that Stock Selector All Cap acquires in the Reorganization will include the respective periods for which those assets were held by Large Cap Growth (except where investment activities of Stock Selector All Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Large Cap Growth shareholders will recognize no gain or loss upon receiving Stock Selector All Cap shares in exchange solely for Large Cap Growth shares;

(viii) The aggregate basis of the Stock Selector All Cap shares received by a Large Cap Growth shareholder in the Reorganization will be the same as the aggregate basis of the Large Cap Growth shares surrendered by the Large Cap Growth shareholder in exchange therefor; and

(ix) A Large Cap Growth shareholder's holding period for the Stock Selector All Cap shares received by the Large Cap Growth shareholder in the Reorganization will include the holding period during which the Large Cap Growth shareholder held Large Cap Growth shares surrendered in exchange therefor, provided that the Large Cap Growth shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Large Cap Growth, which may limit the ability of the combined fund to use Large Cap Growth's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value immediately prior to the Reorganization of Large Cap Growth by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of December 31, 2012. Based on this data, it is not expected that these limitations would prevent the combined fund from fully using Large Cap Growth's losses before they expire. If circumstances change significantly between now and the Closing Date, however, these limitations could cause some losses to expire unused. In addition, each fund's aggregate gains (i.e., net realized and unrealized gains in excess of capital loss carryforwards) as a percentage of net assets was relatively similar and thus the tax position of the funds was similar.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Stock Selector All Cap following the Reorganization.

Tax Position as of December 31, 2012

Fund Name	Fiscal Year End	Assets†	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End†	Current Fiscal Year Net Realized Gains/ (Losses)†	Net Unrealized Gains/ (Losses)†
Large Cap Growth	1/31	$ 172.44	($ 17.69)*	$ 10.58	$ 16.60
Stock Selector All Cap	9/30	$ 3,077.76	($ 264.45)**	$ 21.04	$ 447.91

† All Data in Millions

* Approximately $9.03 million of these CLCs expire in 2017 and approximately $8.66 million of these CLCs expire in 2018.

** Approximately $57.30 million of these CLCs expire in 2015, approximately $30.05 million of these CLCs expire in 2016 and approximately $177.10 million of these CLCs expire in 2017. Stock Selector All Cap's ability to use some of these CLCs is limited as a result of prior ownership changes. In January 2012, Stock Selector All Cap had an ownership change as a result of large subscriptions, triggering limits on the use of Stock Selector All Cap's CLCs to offset future capital gains. In addition, in October 2012, Advisor Stock Selector All Cap merged into Stock Selector All Cap, triggering an ownership change for Advisor Stock Selector All Cap and triggering limits on Stock Selector All Cap's ability to use Advisor Stock Selector All Cap's CLCs (which carried over to Stock Selector All Cap as a result of the merger) to offset future capital gains. FMR does not expect either ownership change to prevent Stock Selector All Cap from fully utilizing its CLCs before they expire.

Shareholders of Large Cap Growth should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Large Cap Growth is a diversified series of Fidelity Devonshire Trust, an open-end management investment company organized as a Massachusetts business trust on March 4, 1985. Stock Selector All Cap is a diversified series of Fidelity Capital Trust, an open-end management investment company organized as a Massachusetts business trust on May 31, 1978. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Large Cap Growth under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, incorporated herein by reference.

Operations of Stock Selector All Cap Following the Reorganizations

FMR does not expect Stock Selector All Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Stock Selector All Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Stock Selector All Cap in their current capacities. Mr. Sharpe and Mr. Stein, who are currently lead co-managers of Stock Selector All Cap, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Large Cap Growth and Stock Selector All Cap as of February 28, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2013, the net assets of Large Cap Growth were $168,252,893, or 5.22% of Stock Selector All Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Large Cap GrowthA
Class A	$ 13,885,529	$ 11.76	1,180,826
Class T	$ 6,038,655	$ 11.65	518,417
Class B	$ 1,428,411	$ 11.43	124,967
Class C	$ 7,841,813	$ 11.36	690,244
Institutional Class	$ 3,664,999	$ 11.95	306,619
Retail Class	$ 135,393,486	$ 11.91	11,372,166
Stock Selector All Cap
Class A	$ 176,039,686	$ 30.09	5,850,755
Class T	$ 100,802,238	$ 30.08	3,351,611
Class B	$ 11,763,340	$ 30.05	391,508
Class C	$ 40,123,550	$ 30.05	1,335,409
Institutional Class	$ 278,137,925	$ 30.10	9,239,400
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843
Stock Selector All Cap Pro Forma Combined Fund
Class A	$ 189,925,215	$ 30.09	6,312,222
Class T	$ 106,840,893	$ 30.08	3,552,364
Class B	$ 13,191,751	$ 30.05	439,042
Class C	$ 47,965,363	$ 30.05	1,596,368
Institutional Class	$ 281,802,924	$ 30.10	9,361,161
Retail Class	$ 2,702,836,465	$ 30.11	89,757,499
Class K	$ 48,146,884	$ 30.11	1,598,843

A Estimated one time reorganization costs are $66,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 3 occurs. Attachment 4 provides pro forma capitalization for the combined fund if all four of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Stock Selector All Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 3 occurred on February 28, 2013. The table is for information purposes only. No assurance can be given as to how many Stock Selector All Cap shares will be received by shareholders of Large Cap Growth on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Stock Selector All Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Devonshire Trust and Fidelity Capital Trust at a meeting held on November 14, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Large Cap Growth and Stock Selector All Cap and that the interests of existing shareholders of Large Cap Growth and Stock Selector All Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Large Cap Growth will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Devonshire Trust may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Large Cap Growth unanimously recommends that shareholders vote in favor of the Reorganization by approving your fund's Agreement.

THE PROPOSED TRANSACTIONS

PROPOSAL 4

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN TAX MANAGED STOCK AND STOCK SELECTOR ALL CAP.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Stock Selector All Cap acquiring as of the Closing Date all of the assets of Tax Managed Stock in exchange solely for shares of Stock Selector All Cap and the assumption by Stock Selector All Cap of Tax Managed Stock's liabilities; and (b) the distribution of shares of Stock Selector All Cap to the shareholders of Tax Managed Stock as provided for in the Agreement.

The value of Tax Managed Stock's assets to be acquired by Stock Selector All Cap and the amount of its liabilities to be assumed by Stock Selector All Cap will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Stock Selector All Cap's then-current Prospectus and Statement of Additional Information. The net asset value of a share of Stock Selector All Cap will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Stock Selector All Cap will deliver to Tax Managed Stock, and Tax Managed Stock will distribute to its shareholders of record, shares of Stock Selector All Cap so that each Tax Managed Stock shareholder will receive the number of full and fractional shares of Stock Selector All Cap equal in value to the aggregate net asset value of shares of Tax Managed Stock held by such shareholder on the Closing Date; Tax Managed Stock will be liquidated as soon as practicable thereafter. Each Tax Managed Stock shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Stock Selector All Cap due that shareholder. The net asset value per share of Stock Selector All Cap will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Stock Selector All Cap in a name other than that of the registered holder of the shares on the books of Tax Managed Stock as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Tax Managed Stock is and will continue to be its responsibility up to and including the Closing Date and such later date on which Tax Managed Stock is liquidated.

Tax Managed Stock will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of Tax Managed Stock are permissible investments for Stock Selector All Cap. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Tax Managed Stock and Stock Selector All Cap due to the Reorganization that occur prior to the Closing Date will be borne by Tax Managed Stock and Stock Selector All Cap, respectively. Any transaction costs associated with portfolio adjustments to Tax Managed Stock and Stock Selector All Cap due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Stock Selector All Cap that occur after the Closing Date will be borne by Stock Selector All Cap. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Tax Managed Stock shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on November 14, 2012. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Tax Managed Stock shareholders to pursue similar goals in a larger combined fund that has a similar investment objective. Although Stock Selector All Cap is not managed with tax sensitivity, the Board noted that both funds pursue capital growth and compare their performance to the S&P 500 Index. FMR informed the Board that Tax Managed Stock has been unsuccessful in gathering assets despite its unique mandate, and the Board noted that the fund had underperformed the S&P 500 in four of the past five calendar years. The Board considered that if the fund were combined with Stock Selector All Cap, based on data for the twelve months ended September 30, 2012 and assuming the other Reorganizations also occurred, Tax Managed Stock shareholders would have experienced a net expense reduction. The Board was advised that the consolidation of assets due to the Reorganizations would result in FMR collecting lower management fees in the months following the Reorganization, because fund assets attributable to Tax Managed Stock would be subject to Stock Selector All Cap's performance adjustment calculation. The Board noted, however, that without knowing future fund size and fund and index performance, it is not possible to calculate long-term future performance fees with certainty.

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes but noted that shareholders in taxable accounts may experience some unfavorable tax consequences due to tax rules limiting the usability of Tax Managed Stock's capital loss carryforwards following the Reorganization. The Board considered that based on information available at the time of the meeting, it was possible that the Reorganization would cause more than 70% of Tax Managed Stock's capital loss carryforwards to necessarily expire unused. The Board also noted, however, that some or all of those capital loss carryforwards might expire unused in the absence of the Reorganization. In addition, the Board noted that following the Reorganization, shareholders of Tax Managed Stock might receive capital gain distributions sooner, or in larger amounts, than they would receive otherwise. However, the Board noted FMR's view that the anticipated merger benefits would offset any unfavorable potential tax consequences, and that it would be preferable to combine Tax Managed Stock with a larger fund with lower expenses and better performance than to liquidate it, as liquidation would be a taxable event for shareholders. In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR, noting that while the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Based on data for the 12 months ended November 30, 2012, and assuming all proposals are approved, shareholders are expected to benefit from a net expense reduction of 0.12% to 0.21% of average net assets (including performance adjustments), depending on class. Attachments 1D and 2 provide pro forma expense information for the combined fund based on the same time period assuming each individual proposal is approved and the others are not. Attachment 3 provides pro forma expense information for the combined fund excluding the impact of performance fees, assuming all reorganizations occur.

Description of the Securities to be Issued

Holders of Fidelity Tax Managed Stock Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Tax Managed Stock Fund will receive, respectively, Fidelity Stock Selector All Cap Fund (retail class), Class A, Class T, Class B, Class C, and Institutional Class shares of Stock Selector All Cap.

Stock Selector All Cap is a series of Fidelity Capital Trust (Capital Trust). The Trustees of Capital Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Stock Selector All Cap represents an equal proportionate interest with each other share of the fund, and each such share of Stock Selector All Cap is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Stock Selector All Cap is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Stock Selector All Cap have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statement of Additional Information, incorporated herein by reference.

Capital Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Stock Selector All Cap's Statement of Additional Information, incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the "Buying and Selling Shares" and the "Exchanging Shares" sections, respectively, of Stock Selector All Cap's Prospectus, incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Tax Managed Stock's assets for Stock Selector All Cap's shares and the assumption of the liabilities of Tax Managed Stock by Stock Selector All Cap is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Tax Managed Stock and Stock Selector All Cap, substantially to the effect that:

(i) The acquisition by Stock Selector All Cap of substantially all of the assets of Tax Managed Stock in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Tax Managed Stock followed by the distribution of Stock Selector All Cap shares to the Tax Managed Stock shareholders in exchange for their Tax Managed Stock shares in complete liquidation and termination of Tax Managed Stock will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Tax Managed Stock will recognize no gain or loss upon the transfer of substantially all of its assets to Stock Selector All Cap in exchange solely for Stock Selector All Cap shares and the assumption by Stock Selector All Cap of all liabilities of Tax Managed Stock, except that Tax Managed Stock may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Tax Managed Stock will recognize no gain or loss upon the distribution to its shareholders of the Stock Selector All Cap shares received by Tax Managed Stock in the Reorganization;

(iv) Stock Selector All Cap will recognize no gain or loss upon the receipt of the assets of Tax Managed Stock in exchange solely for Stock Selector All Cap shares and the assumption of all liabilities of Tax Managed Stock;

(v) The adjusted basis to Stock Selector All Cap of the assets of Tax Managed Stock received by Stock Selector All Cap in the Reorganization will be the same as the adjusted basis of those assets in the hands of Tax Managed Stock immediately before the exchange;

(vi) Stock Selector All Cap's holding periods with respect to the assets of Tax Managed Stock that Stock Selector All Cap acquires in the Reorganization will include the respective periods for which those assets were held by Tax Managed Stock (except where investment activities of Stock Selector All Cap have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Tax Managed Stock shareholders will recognize no gain or loss upon receiving Stock Selector All Cap shares in exchange solely for Tax Managed Stock shares;

(viii) The aggregate basis of the Stock Selector All Cap shares received by a Tax Managed Stock shareholder in the Reorganization will be the same as the aggregate basis of the Tax Managed Stock shares surrendered by the Tax Managed Stock shareholder in exchange therefor; and

(ix) A Tax Managed Stock shareholder's holding period for the Stock Selector All Cap shares received by the Tax Managed Stock shareholder in the Reorganization will include the holding period during which the Tax Managed Stock shareholder held Tax Managed Stock shares surrendered in exchange therefor, provided that the Tax Managed Stock shareholder held such shares as a capital asset on the date of the Reorganization.

Although the Reorganization will qualify as a tax-free reorganization, it is expected to trigger an "ownership change" for Tax Managed Stock, which may limit the ability of the combined fund to use Tax Managed Stock's capital loss carryforwards, net realized losses and net unrealized losses (if any, at the time of the Reorganization). Under federal tax law, the combined fund's ability to use those pre-Reorganization losses to offset post-Reorganization gains would generally be subject to an annual limitation that is determined by multiplying the net asset value immediately prior to the Reorganization of Tax Managed Stock by the then-current long-term tax-exempt rate published monthly by the IRS.

The table below shows the net asset value, capital loss carryforwards, net unrealized capital gains/losses and year-to-date net realized capital gains/losses of the funds as of December 31, 2012. Based on this data, it appears that the application of the aforementioned limitation may cause a substantial portion (potentially greater than 70%) of Tax Managed Stock's capital loss carryforwards to necessarily expire unused. However, it is possible that some or all of those capital loss carryforwards would expire unused even in the absence of a Reorganization. In addition, as of December 31, 2012, while Tax Managed Stock had substantial aggregate losses (i.e., capital loss carryforwards significantly greater than net realized and unrealized gains), Stock Selector All Cap had aggregate gains (i.e., net realized and unrealized gains in excess of capital loss carryforwards). The Reorganization could lead to taxable shareholders of Tax Managed Stock losing a significant portion of the benefit of the fund's pre-Reorganization losses and receiving taxable capital gain distributions sooner and/or in larger amounts than they would have in the absence of the Reorganization.

The actual impact of the Reorganization on the funds' losses (and any associated effect on shareholders) cannot be determined precisely at this time, however, because it will depend on the relevant facts and circumstances relating to each fund's net asset value, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Stock Selector All Cap following the Reorganization.

Tax Position as of December 31, 2012

Fund Name	Fiscal Year End	Assets†	Capital Loss Carryforwards ("CLC's") as of the Fund's Most Recent Fiscal Year End†	Current Fiscal Year Net Realized Gains/ (Losses)†	Net Unrealized Gains/ (Losses)†
Tax Managed Stock	10/31	$ 70.07	($ 52.64)*	$ 2.00	$ 6.25
Stock Selector All Cap	9/30	$ 3,077.76	($ 264.45)**	$ 21.04	$ 447.91

† All Data in Millions

* Approximately $22.77 million of these CLCs expire in 2016 and approximately $29.87 million of these CLCs expire in 2017.

** Approximately $57.30 million of these CLCs expire in 2015, approximately $30.05 million of these CLCs expire in 2016 and approximately $177.10 million of these CLCs expire in 2017. Stock Selector All Cap's ability to use some of these CLCs is limited as a result of prior ownership changes. In January 2012, Stock Selector All Cap had an ownership change as a result of large subscriptions, triggering limits on the use of Stock Selector All Cap's CLCs to offset future capital gains. In addition, in October 2012, Advisor Stock Selector All Cap merged into Stock Selector All Cap, triggering an ownership change for Advisor Stock Selector All Cap and triggering limits on Stock Selector All Cap's ability to use Advisor Stock Selector All Cap's CLCs (which carried over to Stock Selector All Cap as a result of the merger) to offset future capital gains. FMR does not expect either ownership change to prevent Stock Selector All Cap from fully utilizing its CLCs before they expire.

Shareholders of Tax Managed Stock should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Tax Managed Stock is a diversified series of Fidelity Beacon Street Trust (Beacon Street), an open-end management investment company organized as a Delaware statutory trust on July 9, 1991. Stock Selector All Cap is a diversified series of Fidelity Capital Trust (Capital Trust), an open-end management investment company organized as a Massachusetts business trust on May 31, 1978. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Beacon Street is a Delaware statutory trust and Capital Trust is a Massachusetts business trust but they have substantially similar governing documents.

The rights of the security holders of Beacon Street under state law and the governing documents are expected to remain substantially unchanged as a result of the Reorganization with one exception. Delaware law provides that, except to the extent otherwise provided in the trust's governing documents, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.

However, the governing documents of Capital Trust contain limitations so that the risk of a shareholder of Stock Selector All Cap incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. As a result, as described in more detail in the "Description of the Trusts" section of Stock Selector All Cap's Statement of Additional Information, FMR believes that the risk of personal liability to shareholders of Stock Selector All Cap is remote.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of each fund's Statement of Additional Information, incorporated herein by reference.

Operations of Stock Selector All Cap Following the Reorganizations

FMR does not expect Stock Selector All Cap to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Stock Selector All Cap's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Stock Selector All Cap in their current capacities. Mr. Sharpe and Mr. Stein, who are currently lead co-managers of Stock Selector All Cap, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Tax Managed Stock and Stock Selector All Cap as of February 28, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2013, the net assets of Tax Managed Stock were $73,469,436, or 2.28% of Stock Selector All Cap.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Tax Managed StockA
Class A	$ 7,178,510	$ 14.71	487,884
Class T	$ 3,738,474	$ 14.64	255,420
Class B	$ 676,646	$ 14.45	46,840
Class C	$ 2,467,548	$ 14.46	170,639
Institutional Class	$ 961,011	$ 14.76	65,111
Retail Class	$ 58,447,247	$ 14.77	3,957,390
Stock Selector All Cap
Class A	$ 176,039,686	$ 30.09	5,850,755
Class T	$ 100,802,238	$ 30.08	3,351,611
Class B	$ 11,763,340	$ 30.05	391,508
Class C	$ 40,123,550	$ 30.05	1,335,409
Institutional Class	$ 278,137,925	$ 30.10	9,239,400
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843
Stock Selector All Cap Pro Forma Combined Fund
Class A	$ 183,218,196	$ 30.09	6,089,323
Class T	$ 104,540,712	$ 30.08	3,475,895
Class B	$ 12,439,986	$ 30.05	414,025
Class C	$ 42,591,098	$ 30.05	1,417,524
Institutional Class	$ 279,098,936	$ 30.10	9,271,327
Retail Class	$ 2,625,890,226	$ 30.11	87,201,994
Class K	$ 48,146,884	$ 30.11	1,598,843

A Estimated one time reorganization costs are $19,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 4 occurs. Attachment 4 provides pro forma capitalization for the combined fund if all four of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses for each participating class of Stock Selector All Cap after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 4 occurred on February 28, 2013. The table is for information purposes only. No assurance can be given as to how many Stock Selector All Cap shares will be received by shareholders of Tax Managed Stock on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Stock Selector All Cap that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Beacon Street Trust and Fidelity Capital Trust at a meeting held on November 14, 2012. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Tax Managed Stock and Stock Selector All Cap and that the interests of existing shareholders of Tax Managed Stock and Stock Selector All Cap would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Tax Managed Stock will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Beacon Street Trust may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Tax Managed Stock unanimously recommends that shareholders vote in favor of the Reorganization by approving your fund's Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Stock Selector All Cap's financial highlights for the fiscal year ended September 30, 2012, which are included in the fund's Prospectuses and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. 130/30 Large Cap's financial highlights for the fiscal year ended November 30, 2012, which are included in the fund's Prospectuses and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Advisor Strategic Growth's financial highlights for the fiscal year ended November 30, 2012, which are included in the fund's Prospectuses and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Large Cap Growth's financial highlights for the fiscal year ended January 31, 2012, which are included in the fund's Prospectuses and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Large Cap Growth's financial highlights for the six-month period ended July 31, 2012 (unaudited) are included in the fund's Semiannual Reports for the period ended July 31, 2012 and incorporated herein by reference. Tax Managed Stock's financial highlights for the fiscal year ended October 31, 2012, which are included in the fund's Prospectuses and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. The financial highlights audited by Deloitte & Touche LLP and PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, each trust's Board of Trustees to be used at each Meeting. The purpose of each Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 18, 2013. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of a target fund. A target fund may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of a target fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
130/30 Large Cap	$ 14,000	$ 4,000
Advisor Strategic Growth	$ 27,000	$ 7,000
Large Cap Growth	$ 53,000	$ 13,000
Tax Managed Stock	$ 15,000	$ 4,000

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

Each target fund will pay its applicable portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations with respect to the fund's Meeting, provided the expenses do not exceed a class's existing expense reimbursement arrangement as described on pages (click here)-(click here).

Each target fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares, provided the expenses do not exceed a class's existing expense reimbursement arrangement as described on pages (click here)-(click here). The costs are allocated among the target funds based on the number of shareholder accounts in each fund. The costs are allocated on a pro rata basis to each class based on the net assets of each class relative to the total net assets of the target fund.

Expenses exceeding a class's expense cap will be paid by FMR.

For a free copy of 130/30 Large Cap's annual report for the fiscal year ended November 30, 2012 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Advisor Strategic Growth's annual report for the fiscal year ended November 30, 2012 call 1-877-208-0098, log-on to www.advisor.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Large Cap Growth's annual report for the fiscal year ended January 31, 2012 and semiannual report for the fiscal period ended July, 31, 2012 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Tax Managed Stock's annual report for the fiscal year ended October 31, 2012 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Stock Selector All Cap's annual report for the fiscal year ended September 30, 2012 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on March 18, 2013 will be entitled to vote at the Meeting of the target fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending a fund's Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to a Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of a fund's outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of a Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. For 130/30 Large Cap, Large Cap Growth, Tax Managed Stock, and Stock Selector All Cap, you may visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of January 31, 2013, shares of each class of each fund were as follows:

130/30 Large Cap

	Number of Shares
130/30 Large Cap: Class A	201,371
130/30 Large Cap: Class T	128,524
130/30 Large Cap: Class B	44,682
130/30 Large Cap: Class C	116,503
130/30 Large Cap: Institutional Class	10,039
130/30 Large Cap: Retail Class	1,888,312

Advisor Strategic Growth

Advisor Strategic Growth: Class A	1,728,231
Advisor Strategic Growth: Class T	850,757
Advisor Strategic Growth: Class B	113,285
Advisor Strategic Growth: Class C	713,449
Advisor Strategic Growth: Institutional Class	134,166

Large Cap Growth

Large Cap Growth: Class A	1,190,112
Large Cap Growth: Class T	524,856
Large Cap Growth: Class B	127,689
Large Cap Growth: Class C	696,893
Large Cap Growth: Institutional Class	313,471
Large Cap Growth: Retail Class	11,811,683

Tax Managed Stock

Tax Managed Stock: Class A	515,451
Tax Managed Stock: Class T	255,871
Tax Managed Stock: Class B	48,386
Tax Managed Stock: Class C	170,802
Tax Managed Stock: Institutional Class	65,088
Tax Managed Stock: Retail Class	3,982,033

Stock Selector All Cap

Stock Selector All Cap: Class A	5,919,154
Stock Selector All Cap: Class T	3,388,200
Stock Selector All Cap: Class B	401,963
Stock Selector All Cap: Class C	1,345,890
Stock Selector All Cap: Institutional Class	9,401,674
Stock Selector All Cap: Retail Class	85,954,654
Stock Selector All Cap: Class K	1,596,819

As of January 31, 2013, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of January 31, 2013, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Strategic Growth Fund: Class A	United Planners Financial Services	Scottsdale	AZ	16.58%
Fidelity Advisor Strategic Growth Fund: Class A	Financial Telesis, Inc.	San Rafael	CA	11.38%
Fidelity Advisor Strategic Growth Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	9.39%
Fidelity Advisor Strategic Growth Fund: Class T	ADP	Roseland	NJ	35.03%
Fidelity Advisor Strategic Growth Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	6.83%
Fidelity Advisor Strategic Growth Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	10.09%
Fidelity Advisor Strategic Growth Fund: Class B	LPL Financial	Boston	MA	9.86%
Fidelity Advisor Strategic Growth Fund: Class B	Wells Fargo Bank	Charlotte	NC	7.76%
Fidelity Advisor Strategic Growth Fund: Class B	Cetera Financial Group	Schaumburg	IL	5.34%
Fidelity Advisor Strategic Growth Fund: Class C	Liberty Bank of Arkansas	Jonesboro	AR	20.12%
Fidelity Advisor Strategic Growth Fund: Class C	Raymond James	Saint Petersburg	FL	16.34%
Fidelity Advisor Strategic Growth Fund: Class C	Wells Fargo Bank	Charlotte	NC	7.27%
Fidelity Advisor Strategic Growth Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	5.27%
Fidelity Advisor Strategic Growth Fund: Institutional Class	Precept Advisory Group LLC	Irvine	CA	30.70%
Fidelity Advisor Strategic Growth Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	25.27%
Fidelity Advisor Strategic Growth Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	8.38%
Fidelity Advisor Strategic Growth Fund: Institutional Class	Commonwealth Financial Network	Waltham	MA	8.12%
Fidelity Advisor Strategic Growth Fund: Institutional Class	LPL Financial	Boston	MA	7.98%
Fidelity Advisor Stock Selector All Cap Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	11.25%
Fidelity Advisor Stock Selector All Cap Fund: Class A	Morgan Stanley & Co Inc.	Jersey City	NJ	7.09%
Fidelity Advisor Stock Selector All Cap Fund: Class A	Wells Fargo Bank	Charlotte	NC	7.00%
Fidelity Advisor Stock Selector All Cap Fund: Class A	LPL Financial	Boston	MA	6.56%
Fidelity Advisor Stock Selector All Cap Fund: Class T	Ameriprise Financial Corporation	Minneapolis	MN	7.60%
Fidelity Advisor Stock Selector All Cap Fund: Class T	Morgan Stanley & Co Inc.	Jersey City	NJ	5.85%
Fidelity Advisor Stock Selector All Cap Fund: Class T	Wells Fargo Bank	Charlotte	NC	5.29%
Fidelity Advisor Stock Selector All Cap Fund: Class T	ADP	Roseland	NJ	5.06%
Fidelity Advisor Stock Selector All Cap Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	12.46%
Fidelity Advisor Stock Selector All Cap Fund: Class B	Wells Fargo Bank	Charlotte	NC	6.78%
Fidelity Advisor Stock Selector All Cap Fund: Class B	BankAmerica Corp.	Jacksonville	FL	5.19%
Fidelity Advisor Stock Selector All Cap Fund: Class C	Wells Fargo Bank	Charlotte	NC	10.40%
Fidelity Advisor Stock Selector All Cap Fund: Class C	BankAmerica Corp.	Jacksonville	FL	8.34%
Fidelity Advisor Stock Selector All Cap Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	6.21%
Fidelity Advisor Stock Selector All Cap Fund: Class C	LPL Financial	Boston	MA	5.31%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	19.21%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	17.81%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	12.07%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	11.11%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	9.60%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	5.91%
Fidelity Advisor Stock Selector All Cap Fund: Institutional Class	New Hampshire Higher Education	Boston	MA	5.48%
Fidelity Stock Selector All Cap Fund*	Fidelity Charitable Gift Fund	Merrimack	NH	50.98%
Fidelity Stock Selector All Cap Fund: Class K	FMR LLC	Boston	MA	35.34%
Fidelity Stock Selector All Cap Fund: Class K	Markel Corporation	Glen Allen	VA	17.57%
Fidelity Stock Selector All Cap Fund: Class K	Dinsmore & Shohl	Cincinnati	OH	8.43%
Fidelity Advisor Tax Managed Stock Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	22.11%
Fidelity Advisor Tax Managed Stock Fund: Class A	AXA Financial	New York	NY	15.59%
Fidelity Advisor Tax Managed Stock Fund: Class A	LPL Financial	Boston	MA	6.54%
Fidelity Advisor Tax Managed Stock Fund: Class A	BankAmerica Corp.	Jacksonville	FL	6.48%
Fidelity Advisor Tax Managed Stock Fund: Class A	Wells Fargo Bank	Charlotte	NC	5.92%
Fidelity Advisor Tax Managed Stock Fund: Class A	First Allied Securities	San Diego	CA	5.37%
Fidelity Advisor Tax Managed Stock Fund: Class T	LPL Financial	Boston	MA	16.81%
Fidelity Advisor Tax Managed Stock Fund: Class T	Hartford Life	Woodbury	MN	16.60%
Fidelity Advisor Tax Managed Stock Fund: Class T	Wells Fargo Bank	Charlotte	NC	8.94%
Fidelity Advisor Tax Managed Stock Fund: Class T	Commonwealth Financial Network	Waltham	MA	8.88%
Fidelity Advisor Tax Managed Stock Fund: Class T	AIG	New York	NY	5.77%
Fidelity Advisor Tax Managed Stock Fund: Class B	Legend Equities Corporation	Palm Beach Gardens	FL	25.87%
Fidelity Advisor Tax Managed Stock Fund: Class B	Wells Fargo Bank	Charlotte	NC	15.79%
Fidelity Advisor Tax Managed Stock Fund: Class B	BankAmerica Corp.	Jacksonville	FL	9.53%
Fidelity Advisor Tax Managed Stock Fund: Class B	Wells Fargo Bank	Charlotte	NC	7.42%
Fidelity Advisor Tax Managed Stock Fund: Class B	MetLife	New York	NY	6.35%
Fidelity Advisor Tax Managed Stock Fund: Class C	Wells Fargo Bank	Charlotte	NC	15.05%
Fidelity Advisor Tax Managed Stock Fund: Class C	Cambridge Investment Research, Inc.	Fairfield	IA	8.08%
Fidelity Advisor Tax Managed Stock Fund: Class C	BankAmerica Corp.	Jacksonville	FL	6.53%
Fidelity Advisor Tax Managed Stock Fund: Class C	LPL Financial	Boston	MA	6.33%
Fidelity Advisor Tax Managed Stock Fund: Class C	TFS Securities Inc.	Lincroft	NJ	5.75%
Fidelity Advisor Tax Managed Stock Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	5.73%
Fidelity Advisor Tax Managed Stock Fund: Institutional Class	Raymond James	Saint Petersburg	FL	30.94%
Fidelity Advisor Tax Managed Stock Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	23.90%
Fidelity Advisor Tax Managed Stock Fund: Institutional Class	Cetera Financial Group	El Segundo	CA	17.05%
Fidelity Advisor Tax Managed Stock Fund: Institutional Class	Maxwell	Parkston	SD	5.54%
Fidelity Advisor Tax Managed Stock Fund: Institutional Class	BankAmerica Corp.	Jacksonville	FL	5.20%
Fidelity 130/30 Large Cap Fund*	FMR LLC	Boston	MA	14.00%
Fidelity Advisor 130/30 Large Cap Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	11.60%
Fidelity Advisor 130/30 Large Cap Fund: Class A	LPL Financial	Boston	MA	10.06%
Fidelity Advisor 130/30 Large Cap Fund: Class A	Allstate Life Insurance Company	Lincoln	NE	7.27%
Fidelity Advisor 130/30 Large Cap Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	21.94%
Fidelity Advisor 130/30 Large Cap Fund: Class T	AXA Financial	New York	NY	8.97%
Fidelity Advisor 130/30 Large Cap Fund: Class T	Sammons Financial Network, LLC	West Des Moines	IA	8.40%
Fidelity Advisor 130/30 Large Cap Fund: Class T	ADP	Roseland	NJ	7.55%
Fidelity Advisor 130/30 Large Cap Fund: Class T	Northwestern Mutual	Milwaukee	WI	7.34%
Fidelity Advisor 130/30 Large Cap Fund: Class T	LPL Financial	Boston	MA	6.60%
Fidelity Advisor 130/30 Large Cap Fund: Class T	AIG	New York	NY	6.38%
Fidelity Advisor 130/30 Large Cap Fund: Class B	RBC Dain Rauscher Corp.	Minneapolis	MN	28.67%
Fidelity Advisor 130/30 Large Cap Fund: Class B	LPL Financial	Boston	MA	17.76%
Fidelity Advisor 130/30 Large Cap Fund: Class B	First Allied Securities	San Diego	CA	9.96%
Fidelity Advisor 130/30 Large Cap Fund: Class B	Ameriprise Financial Corporation	Minneapolis	MN	7.86%
Fidelity Advisor 130/30 Large Cap Fund: Class B	Wells Fargo Bank	Charlotte	NC	6.09%
Fidelity Advisor 130/30 Large Cap Fund: Class B	Jackson National	Tampa	FL	5.61%
Fidelity Advisor 130/30 Large Cap Fund: Class B	Lincoln National	Fort Wayne	IN	5.27%
Fidelity Advisor 130/30 Large Cap Fund: Class C	First Allied Securities	San Diego	CA	18.98%
Fidelity Advisor 130/30 Large Cap Fund: Class C	LPL Financial	Boston	MA	14.18%
Fidelity Advisor 130/30 Large Cap Fund: Class C	Paychex Securities Corporation	West Henrietta	NY	10.68%
Fidelity Advisor 130/30 Large Cap Fund: Class C	Wells Fargo Bank	Charlotte	NC	7.89%
Fidelity Advisor 130/30 Large Cap Fund: Class C	Securities America Inc	Lavista	NE	5.99%
Fidelity Advisor 130/30 Large Cap Fund: Class C	Purshe Kaplan Sterling Investments	Albany	NY	5.50%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	MetLife	New York	NY	24.90%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	JP Morgan Chase	Columbus	OH	21.76%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	1st Global Capital Corp.	Dallas	TX	15.24%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	13.37%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	Luft	Indianapolis	IN	11.08%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	Losito	San Diego	CA	9.95%
Fidelity Advisor 130/30 Large Cap Fund: Institutional Class	Treacy	Needham	MA	5.01%
Fidelity Advisor Large Cap Growth Fund: Class A	Ameriprise Financial Corporation	Minneapolis	MN	12.30%
Fidelity Advisor Large Cap Growth Fund: Class A	MetLife	Boston	MA	6.50%
Fidelity Advisor Large Cap Growth Fund: Class A	Man-Dell Food Stores, Inc.	Bellrose	NY	6.07%
Fidelity Advisor Large Cap Growth Fund: Class T	ADP	Roseland	NJ	19.75%
Fidelity Advisor Large Cap Growth Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	16.50%
Fidelity Advisor Large Cap Growth Fund: Class T	Ameriprise Financial Corporation	Minneapolis	MN	10.09%
Fidelity Advisor Large Cap Growth Fund: Class T	Landers-Segal Color Co., Inc.	Pearl River	NY	9.61%
Fidelity Advisor Large Cap Growth Fund: Class B	Allstate Life Insurance Company	Lincoln	NE	8.19%
Fidelity Advisor Large Cap Growth Fund: Class B	MetLife	New York	NY	7.63%
Fidelity Advisor Large Cap Growth Fund: Class B	Wells Fargo Bank	Charlotte	NC	7.59%
Fidelity Advisor Large Cap Growth Fund: Class B	BankAmerica Corp.	Jacksonville	FL	6.51%
Fidelity Advisor Large Cap Growth Fund: Class B	AIG	New York	NY	5.62%
Fidelity Advisor Large Cap Growth Fund: Class B	UBS AG	Weehawken	NJ	5.55%
Fidelity Advisor Large Cap Growth Fund: Class C	Wells Fargo Bank	Charlotte	NC	13.79%
Fidelity Advisor Large Cap Growth Fund: Class C	Paychex Securities Corporation	West Henrietta	NY	13.13%
Fidelity Advisor Large Cap Growth Fund: Class C	TFS Securities Inc.	Lincroft	NJ	5.67%
Fidelity Advisor Large Cap Growth Fund: Class C	Morgan Stanley & Co Inc.	Jersey City	NJ	5.39%
Fidelity Advisor Large Cap Growth Fund: Institutional Class	Bryan Funding, Inc.	Canonsburg	PA	22.42%
Fidelity Advisor Large Cap Growth Fund: Institutional Class	Raymond James	Saint Petersburg	FL	17.94%
Fidelity Advisor Large Cap Growth Fund: Institutional Class	Morgan Stanley & Co Inc.	Jersey City	NJ	15.91%
Fidelity Advisor Large Cap Growth Fund: Institutional Class	Maplewood Investment Advisors	Dallas	TX	8.07%
Fidelity Advisor Large Cap Growth Fund: Institutional Class	Wells Fargo Bank	Charlotte	NC	7.21%
Fidelity Large Cap Growth Fund*	University Of California	Oakland	CA	5.26%

* The ownership information shown above is for a class of shares of the fund.

As of January 31, 2013, approximately 40.61% of Fidelity Stock Selector All Cap Fund's total outstanding shares was held of record and/or beneficially by Fidelity Charitable Gift Fund, Merrimack, NH.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.


Required Vote

Approval of a Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before the Meetings. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Stock Selector All Cap shares have been passed upon by Dechert LLP, counsel to Fidelity Capital Trust.

Experts

130/30 Large Cap

The audited financial statements of 130/30 Large Cap are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended November 30, 2012. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Advisor Strategic Growth

The audited financial statements of Advisor Strategic Growth are incorporated by reference into the Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended November 30, 2012. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Large Cap Growth

The audited financial statements of Large Cap Growth are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended January 31, 2012. The unaudited financial statements for Large Cap Growth for the six-month period ended July 31, 2012 are also incorporated by reference into the Statement of Additional Information. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Tax Managed Stock

The audited financial statements of Tax Managed Stock are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended October 31, 2012. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Stock Selector All Cap

The audited financial statements of Stock Selector All Cap are incorporated by reference into the Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ended September 30, 2012. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Advisor Series I, Fidelity Beacon Street Trust, Fidelity Devonshire Trust, and Fidelity Mt. Vernon Street Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem Street, Smithfield, Rhode Island, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

EXHIBIT 1

Form of Agreement and Plan of Reorganization of [Name of Target Fund]

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [date], by and between [Name of Target Fund's Trust], a [State] business trust, on behalf of its series [Name of Target Fund] (the Acquired Fund), and Fidelity Capital Trust, a Massachusetts business trust, on behalf of its series Fidelity Stock Selector All Cap Fund (the Acquiring Fund). [Name of Target Fund's Trust] and Fidelity Capital Trust may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the [State] with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the [State], and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated [date], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated [Declaration of Trust/Trust Instrument] or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [fiscal year end], have been audited by [Name of Auditor], independent registered public accounting firm, and have been furnished to the Acquiring Fund [together with such [unaudited/audited] financial statements and schedule of investments (including market values) for the six month period ended [Date of Semiannual Report]. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [fiscal year end] and those incurred in the ordinary course of the Acquired Fund's business as an investment company since [fiscal year end];

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of [State] law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated November 29, 2012, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at September 30, 2012, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of September 30, 2012 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since September 30, 2012;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on September 30, 2013;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated [Declaration of Trust/Trust Instrument]. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund Shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that shareholder. All outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund Shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund Shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund Shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund's or each class's expense cap. Expenses exceeding the fund's or each class's expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on June 21, 2013, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated [Declaration of Trust/Trust Instrument], any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since [fiscal year end], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund will receive an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund Shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund will receive an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund Shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund Shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions [if applicable: and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing];

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated [Declaration of Trust/Trust Instrument] in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the [State].

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated [Declaration of Trust/Trust Instrument] is on file with the Secretary of State of the [State], and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

Attachment 1A

The following tables show the fees and expenses of 130/30 Large Cap and Stock Selector All Cap for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Note: Each class of 130/30 Large Cap had a voluntary expense cap in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here)). Expenses shown in the Annual Class Operating Expenses tables below do not reflect the voluntary expense caps. To the extent that the gross expenses of a class exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. Voluntary expense caps may be discontinued by FMR at any time.

Class A

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses		0.34%	0.34%
Dividend and interest expense on securities sold shortC	0.75%	---	---
Remainder of other expenses	1.19%	---	---
Total other expenses	1.94%	0.34%	0.34%
Total annual operating expenses	2.76%	1.11%	1.11%

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Class T

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses		0.34%	0.34%
Dividend and interest expense on securities sold shortC	0.75%	---	---
Remainder of other expenses	1.21%	---	---
Total other expenses	1.96%	0.34%	0.34%
Total annual operating expenses	3.03%	1.36%	1.36%

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Class B

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses		0.36%	0.36%
Dividend and interest expense on securities sold shortC	0.75%	---	---
Remainder of other expenses	1.20%	---	---
Total other expenses	1.95%	0.36%	0.36%
Total annual operating expenses	3.52%	1.88%	1.88%

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Class C

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses		0.35%	0.35%
Dividend and interest expense on securities sold shortC	0.75%	---	---
Remainder of other expenses	1.17%	---	---
Total other expenses	1.92%	0.35%	0.35%
Total annual operating expenses	3.49%	1.87%	1.87%

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All Cap A	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses		0.29%	0.29%
Dividend and interest expense on securities sold short C	0.75%	---	---
Remainder of other expenses	1.20%	---	---
Total other expenses	1.95%	0.29%	0.29%
Total annual operating expenses	2.52%	0.81%	0.81%

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses		0.21%	0.21%
Dividend and interest expense on securities sold shortB	0.75%	---	---
Remainder of other expenses	1.20%	---	---
Total other expenses	1.95%	0.21%	0.21%
Total annual operating expenses	2.52%	0.73%	0.73%

A Based on estimated expenses for the 12 months ended November 30, 2012.

B Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Attachment 1B

The following tables show the fees and expenses of Advisor Strategic Growth and Stock Selector All Cap for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Class A

Shareholder Fees (fees paid directly from your investment)

	Advisor Strategic Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Advisor Strategic Growth	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.69%	0.34%	0.34%
Total annual operating expenses	1.58%	1.11%	1.11%
Fee waiver and/or expense reimbursement	0.33%C	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	---	---

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C FMR has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.25%. This arrangement will remain in effect through January 31, 2014.

Class T

Shareholder Fees (fees paid directly from your investment)

	Advisor Strategic Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Advisor Strategic Growth	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.74%	0.34%	0.34%
Total annual operating expenses	1.88%	1.36%	1.36%
Fee waiver and/or expense reimbursement	0.38%C	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	1.50%	---	---

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C FMR has contractually agreed to reimburse Class T of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.50%. This arrangement will remain in effect through January 31, 2014.

Class B

Shareholder Fees (fees paid directly from your investment)

	Advisor Strategic Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Advisor Strategic Growth	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.74%	0.36%	0.36%
Total annual operating expenses	2.38%	1.88%	1.88%
Fee waiver and/or expense reimbursement	0.38%C	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	2.00%	---	---

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C FMR has contractually agreed to reimburse Class B of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

Class C

Shareholder Fees (fees paid directly from your investment)

	Advisor Strategic Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Advisor Strategic Growth	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.66%	0.35%	0.35%
Total annual operating expenses	2.30%	1.87%	1.87%
Fee waiver and/or expense reimbursement	0.30%C	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	2.00%	---	---

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C FMR has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	Advisor Strategic Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Advisor Strategic Growth	Stock Selector All Cap A	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.58%	0.29%	0.29%
Total annual operating expenses	1.22%	0.81%	0.81%
Fee waiver and/or expense reimbursement	0.22%C	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%	---	---

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2014.

Attachment 1C

The following tables show the fees and expenses of Large Cap Growth and Stock Selector All Cap for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 3 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Note: Each class of Large Cap Growth had a voluntary expense cap in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here)). Expenses shown in the Annual Class Operating Expenses tables below do not reflect the voluntary expense caps. To the extent that the gross expenses of a class exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. Voluntary expense caps may be discontinued by FMR at any time.

Class A

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.46%	0.34%	0.34%
Total annual operating expenses	1.20%	1.11%	1.11%

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

Class T

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.49%	0.34%	0.34%
Total annual operating expenses	1.48%	1.36%	1.36%

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

Class B

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.46%	0.36%	0.36%
Total annual operating expenses	1.95%	1.88%	1.88%

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

Class C

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.46%	0.35%	0.35%
Total annual operating expenses	1.95%	1.87%	1.87%

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.32%	0.29%	0.29%
Total annual operating expenses	0.81%	0.81%	0.81%

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Large Cap Growth	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Large Cap GrowthA	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedA
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.49%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.39%	0.21%	0.21%
Total annual operating expenses	0.88%	0.73%	0.73%

A Based on estimated expenses for the 12 months ended November 30, 2012.

Attachment 1D

The following tables show the fees and expenses of Tax Managed Stock and Stock Selector All Cap for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 4 is approved. Sales charges, if applicable, are paid directly to FDC, each fund's distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

Note: Each class of Tax Managed Stock had a voluntary expense cap in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here)). Expenses shown in the Annual Class Operating Expenses tables below do not reflect the voluntary expense caps. To the extent that the gross expenses of a class exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. Voluntary expense caps may be discontinued by FMR at any time.

Class A

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockB	Stock Selector All Cap A	Stock Selector All Cap Pro forma Combined B
Management fee	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.42%	0.34%	0.34%
Total annual operating expenses	1.23%	1.11%	1.11%

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

Class T

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.47%	0.34%	0.34%
Total annual operating expenses	1.53%	1.36%	1.36%

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

Class B

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.47%	0.36%	0.36%
Total annual operating expenses	2.03%	1.88%	1.88%

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

Class C

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockB	Stock Selector All Cap A	Stock Selector All Cap Pro forma CombinedB
Management fee	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.44%	0.35%	0.35%
Total annual operating expenses	2.00%	1.87%	1.87%

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockB	Stock Selector All Cap A	Stock Selector All Cap Pro forma CombinedB
Management fee	0.56%	0.52%C	0.52%C
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.39%	0.29%	0.29%
Total annual operating expenses	0.95%	0.81%	0.81%

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Fluctuates based on the fund's performance relative to a securities market index.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Tax Managed StockA	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedA
Management fee	0.56%	0.52%B	0.52%B
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.38%	0.21%	0.21%
Total annual operating expenses	0.94%	0.73%	0.73%

A Based on estimated expenses for the 12 months ended November 30, 2012.

B Fluctuates based on the fund's performance relative to a securities market index.

Attachment 2

The following table illustrates the expenses on a hypothetical $10,000 investment in 130/30 Large Cap and Stock Selector All Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 1 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

130/30 Large Cap

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 838	$ 838	$ 645	$ 645	$ 855	$ 355	$ 452	$ 352	$ 255	$ 255
3 years	$ 1,382	$ 1,382	$ 1,253	$ 1,253	$ 1,380	$ 1,080	$ 1,071	$ 1,071	$ 785	$ 785
5 years	$ 1,950	$ 1,950	$ 1,886	$ 1,886	$ 2,026	$ 1,826	$ 1,812	$ 1,812	$ 1,340	$ 1,340
10 years	$ 3,487	$ 3,487	$ 3,579	$ 3,579	$ 3,544	$ 3,544	$ 3,765	$ 3,765	$ 2,856	$ 2,856

Stock Selector All Cap

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Stock Selector All Cap Pro forma Combined

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

The following table illustrates the expenses on a hypothetical $10,000 investment in Advisor Strategic Growth and Stock Selector All Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 2 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Advisor Strategic Growth

Class A

Class T

Class B

Class C

Institutional Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203	$ 102
3 years	$ 1,009	$ 1,009	$ 879	$ 879	$ 1,000	$ 700	$ 685	$ 685	$ 361
5 years	$ 1,351	$ 1,351	$ 1,291	$ 1,291	$ 1,430	$ 1,230	$ 1,198	$ 1,198	$ 645
10 years	$ 2,314	$ 2,314	$ 2,439	$ 2,439	$ 2,389	$ 2,389	$ 2,608	$ 2,608	$ 1,454

Stock Selector All Cap

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Stock Selector All Cap Pro forma Combined

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

The following table illustrates the expenses on a hypothetical $10,000 investment in Large Cap Growth and Stock Selector All Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 3 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Large Cap Growth

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 690	$ 690	$ 495	$ 495	$ 698	$ 198	$ 298	$ 198	$ 83	$ 90
3 years	$ 934	$ 934	$ 802	$ 802	$ 912	$ 612	$ 612	$ 612	$ 259	$ 281
5 years	$ 1,197	$ 1,197	$ 1,130	$ 1,130	$ 1,252	$ 1,052	$ 1,052	$ 1,052	$ 450	$ 488
10 years	$ 1,946	$ 1,946	$ 2,057	$ 2,057	$ 1,989	$ 1,989	$ 2,275	$ 2,275	$ 1,002	$ 1,084

Stock Selector All Cap

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Stock Selector All Cap Pro forma Combined

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

The following table illustrates the expenses on a hypothetical $10,000 investment in Tax Managed Stock and Stock Selector All Cap under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 4 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Tax Managed Stock

Class A

Class T

Class B

Class C

Institutional Class

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 693	$ 693	$ 500	$ 500	$ 706	$ 206	$ 303	$ 203	$ 97	$ 96
3 years	$ 943	$ 943	$ 816	$ 816	$ 937	$ 637	$ 627	$ 627	$ 303	$ 300
5 years	$ 1,212	$ 1,212	$ 1,155	$ 1,155	$ 1,293	$ 1,093	$ 1,078	$ 1,078	$ 525	$ 520
10 years	$ 1,978	$ 1,978	$ 2,110	$ 2,110	$ 2,056	$ 2,056	$ 2,327	$ 2,327	$ 1,166	$ 1,155

Stock Selector All Cap

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Stock Selector All Cap Pro forma Combined

Class AA

Class TA

Class BA

Class CA

Institutional ClassA

Retail Class

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 682	$ 682	$ 484	$ 484	$ 691	$ 191	$ 290	$ 190	$ 83	$ 75
3 years	$ 908	$ 908	$ 766	$ 766	$ 891	$ 591	$ 588	$ 588	$ 259	$ 233
5 years	$ 1,151	$ 1,151	$ 1,069	$ 1,069	$ 1,216	$ 1,016	$ 1,011	$ 1,011	$ 450	$ 406
10 years	$ 1,849	$ 1,849	$ 1,928	$ 1,928	$ 1,906	$ 1,906	$ 2,190	$ 2,190	$ 1,002	$ 906

A Class A, Class T, Class B, Class C, and Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012.

Attachment 3

The following tables show the fees and expenses of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, Tax Managed Stock, and Stock Selector All Cap for the 12 months ended November 30, 2012, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to all Reorganizations but excluding performance adjustments for the funds that have performance adjustments (i.e., all except Tax Managed Stock).

Note: 130/30 Large Cap, Large Cap Growth, and Tax Managed Stock each had voluntary expense caps in place during the 12 months ended November 30, 2012 (see "Expense Reimbursement Arrangements" on pages (click here)-(click here) for a summary of these arrangements). Expenses of these target funds shown in the Annual Class Operating Expenses tables below do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of any of these target funds exceeded its voluntary cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary cap. These voluntary arrangements may be discontinued by FMR at any time.

Class A

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other expenses		0.69%	0.46%	0.42%	0.34%	0.34%
Dividend and interest expense on securities sold shortC	0.75%	---	---	---	---	---
Remainder of other expenses	1.19%	---	---	---	---	---
Total other expenses	1.94%	0.69%	0.46%	0.42%	0.34%	0.34%
Total annual operating expenses	3.05%	1.50%	1.27%	1.23%	1.15%	1.15%
Fee waiver and/or expense reimbursement	---	0.25%D	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.25%	---	---	---	---

A Class A of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

D FMR has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.25%. This arrangement will remain in effect through January 31, 2014.

Class T

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA	NoneA	NoneA	NoneA

A Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other expenses		0.74%	0.49%	0.47%	0.34%	0.34%
Dividend and interest expense on securities sold shortC	0.75%	---	---	---	---	---
Remainder of other expenses	1.21%	---	---	---	---	---
Total other expenses	1.96%	0.74%	0.49%	0.47%	0.34%	0.34%
Total annual operating expenses	3.32%	1.80%	1.55%	1.53%	1.40%	1.40%
Fee waiver and/or expense reimbursement	---	0.30%D	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.50%	---	---	---	---

A Class T of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

D FMR has contractually agreed to reimburse Class T of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.50%. This arrangement will remain in effect through January 31, 2014.

Class B

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%A	5.00%A	5.00%A	5.00%A	5.00%A	5.00%A

A Declines over 6 years from 5.00% to 0%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other expenses		0.74%	0.46%	0.47%	0.36%	0.36%
Dividend and interest expense on securities sold shortC	0.75%	---	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---	---
Total other expenses	1.95%	0.74%	0.46%	0.47%	0.36%	0.36%
Total annual operating expenses	3.81%	2.30%	2.02%	2.03%	1.92%	1.92%
Fee waiver and/or expense reimbursement	---	0.30%D	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	2.00%	---	---	---	---

A Class B of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

D FMR has contractually agreed to reimburse Class B of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

Class C

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All Cap A	Stock Selector All Cap Pro forma CombinedB
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other expenses		0.66%	0.46%	0.44%	0.35%	0.35%
Dividend and interest expense on securities sold shortC	0.75%	---	---	---	---	---
Remainder of other expenses	1.17%	---	---	---	---	---
Total other expenses	1.92%	0.66%	0.46%	0.44%	0.35%	0.35%
Total annual operating expenses	3.78%	2.22%	2.02%	2.00%	1.91%	1.91%
Fee waiver and/or expense reimbursement	---	0.22%D	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	2.00%	---	---	---	---

A Class C of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

D FMR has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 2.00%. This arrangement will remain in effect through January 31, 2014.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Advisor Strategic Growth	Large Cap GrowthB	Tax Managed StockB	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedB
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None	None	None	None
Other expenses		0.58%	0.32%	0.39%	0.29%	0.29%
Dividend and interest expense on securities sold shortC	0.75%	---	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---	---
Total other expenses	1.95%	0.58%	0.32%	0.39%	0.29%	0.29%
Total annual operating expenses	2.81%	1.14%	0.88%	0.95%	0.85%	0.85%
Fee waiver and/or expense reimbursement	---	0.14%D	---	---	---	---
Total annual operating expenses after fee waiver and/or expense reimbursement	---	1.00%	---	---	---	---

A Institutional Class of Stock Selector All Cap commenced operations on October 23, 2012. Expenses have been adjusted to reflect current fees.

B Based on estimated expenses for the 12 months ended November 30, 2012.

C Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

D FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through January 31, 2014.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	130/30 Large Cap	Large Cap Growth	Tax Managed Stock	Stock Selector All Cap	Stock Selector All Cap Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	130/30 Large Cap	Large Cap GrowthA	Tax Managed StockA	Stock Selector All CapA	Stock Selector All Cap Pro forma CombinedA
Management fee	0.86%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	None	None	None	None
Other expenses		0.39%	0.38%	0.21%	0.21%
Dividend and interest expense on securities sold shortB	0.75%	---	---	---	---
Remainder of other expenses	1.20%	---	---	---	---
Total other expenses	1.95%	0.39%	0.38%	0.21%	0.21%
Total annual operating expenses	2.81%	0.95%	0.94%	0.77%	0.77%

A Based on estimated expenses for the 12 months ended November 30, 2012.

B Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.

Attachment 4

The following table shows the capitalization of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, Tax Managed Stock, and Stock Selector All Cap as of February 28, 2013, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if all four of the proposed Reorganizations are approved.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
130/30 Large CapA
Class A	$ 1,683,138	$ 8.57	196,447
Class T	$ 1,074,076	$ 8.51	126,189
Class B	$ 352,328	$ 8.38	42,056
Class C	$ 982,806	$ 8.37	117,353
Institutional Class	$ 86,067	$ 8.57	10,040
Retail Class	$ 16,237,191	$ 8.59	1,889,706
Advisor Strategic GrowthB
Class A	$ 23,840,238	$ 13.86	1,720,148
Class T	$ 11,393,353	$ 13.40	850,213
Class B	$ 1,367,456	$ 12.51	109,326
Class C	$ 8,574,252	$ 12.45	688,819
Institutional Class	$ 1,541,885	$ 14.27	108,042
Large Cap GrowthC
Class A	$ 13,885,529	$ 11.76	1,180,826
Class T	$ 6,038,655	$ 11.65	518,417
Class B	$ 1,428,411	$ 11.43	124,967
Class C	$ 7,841,813	$ 11.36	690,244
Institutional Class	$ 3,664,999	$ 11.95	306,619
Retail Class	$ 135,393,486	$ 11.91	11,372,166
Tax Managed StockD
Class A	$ 7,178,510	$ 14.71	487,884
Class T	$ 3,738,474	$ 14.64	255,420
Class B	$ 676,646	$ 14.45	46,840
Class C	$ 2,467,548	$ 14.46	170,639
Institutional Class	$ 961,011	$ 14.76	65,111
Retail Class	$ 58,447,247	$ 14.77	3,957,390
Stock Selector All Cap
Class A	$ 176,039,686	$ 30.09	5,850,755
Class T	$ 100,802,238	$ 30.08	3,351,611
Class B	$ 11,763,340	$ 30.05	391,508
Class C	$ 40,123,550	$ 30.05	1,335,409
Institutional Class	$ 278,137,925	$ 30.10	9,239,400
Retail Class	$ 2,567,442,979	$ 30.11	85,260,870
Class K	$ 48,146,884	$ 30.11	1,598,843
Stock Selector All Cap Pro Forma Combined Fund
Class A	$ 222,627,101	$ 30.09	7,399,024
Class T	$ 123,046,796	$ 30.08	4,091,124
Class B	$ 15,588,181	$ 30.05	518,791
Class C	$ 59,989,969	$ 30.05	1,996,521
Institutional Class	$ 284,391,887	$ 30.10	9,447,173
Retail Class	$ 2,777,520,903	$ 30.11	92,237,885
Class K	$ 48,146,884	$ 30.11	1,598,843

A Estimated one time reorganization costs are $18,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

B Estimated one time reorganization costs are $34,000. Expenses exceeding a class's contractual expense cap will be paid by FMR.

C Estimated one time reorganization costs are $66,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

D Estimated one time reorganization costs are $19,000. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

Fidelity and Fidelity Advisor are registered service marks of FMR LLC. © 2013 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.954771.100 FSS-PXS-0313

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2012
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 23.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

FSS-13-01  February 5, 2013
1.776228.115

Fidelity® Stock Selector All Cap Fund

Class/Ticker

Fidelity Stock Selector All Cap Fund/FDSSX

In this prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

November 29, 2012

Contents

Fund Summary	(Click Here)	Fidelity® Stock Selector All Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Stock Selector All Cap Fund

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses A	0.73%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	17.35%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Prospectus

Fund Summary - continued

Gordon Scott (co-manager) has managed the fund since May 2012.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital growth.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Prospectus

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital growth.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying central funds are valued at their respective NAVs. The fund's NAV is calculated using the values of the underlying central funds in which it invests. Other assets (as well as assets held by an underlying non-money market central fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Assets held by an underlying money market central fund are valued on the basis of amortized cost.

Prospectus

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

To the extent that underlying central fund assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying central fund assets may not occur on days when the fund is open for business.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares of the fund through a retirement account (such as an IRA or an account funded through salary deductions) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the fund through a non-Fidelity broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Prospectus

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Shareholder Information - continued

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Prospectus

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of the fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. The fund does not currently issue share certificates.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Shareholder Information - continued

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Shareholder Information - continued

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of the fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for more than six months, your check(s) may be invested in additional shares of the fund at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Christopher Sharpe is lead co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

Prospectus

Fund Services - continued

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Charlie Chai is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Dowd has worked as a research analyst and portfolio manager.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hesse has worked as a research analyst and portfolio manager.

Robert Lee is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009. She also manages other funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since May 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Tobias Welo is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Edward Yoon is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Hesse, Lee, Scott, Simmons, Welo, Yoon, and Ms. Salen.

Prospectus

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500 Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 2012, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended September 30, 2012, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of the class of shares of the fund offered through this prospectus.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal year ended September 30, 2012, was 0.51% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

Prospectus

Fund Services - continued

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2012.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes the fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in this section and in the SAI.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the past 5 years. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended September 30,	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37	$ 27.24
Income from Investment Operations
Net investment income (loss) D	.24	.15	.16	.14	.20	.19
Net realized and unrealized gain (loss)	6.18	(1.48)	3.69	1.27	(12.14)	5.10
Total from investment operations	6.42	(1.33)	3.85	1.41	(11.94)	5.29
Distributions from net investment income	(.14)	(.14)	(.15)	(.22)	(.16)	(.13)
Distributions from net realized gain	(.02)	-	-	-	(1.48)	(.03)
Total distributions	(.15) K	(.14)	(.15)	(.22)	(1.64)	(.16)
Net asset value, end of period	$ 28.48	$ 22.21	$ 23.68	$ 19.98	$ 18.79	$ 32.37
Total Return B,C	29.02%	(5.68)%	19.35%	7.77%	(38.78)%	19.52%
Ratios to Average Net Assets E,H
Expenses before reductions	.72%	.80% A	.87%	.87%	.93%	.87%
Expenses net of fee waivers, if any	.72%	.80% A	.87%	.87%	.93%	.87%
Expenses net of all reductions	.71%	.78% A	.86%	.87%	.93%	.87%
Net investment income (loss)	.90%	.64% A	.72%	.82%	.77%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 2,361	$ 1,247	$ 730	$ 552	$ 698	$ 1,005
Portfolio turnover rate F	21%	9% A	147% J	109%	121%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than.01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the eleven month period ended September 30. The Fund changed its fiscal year from October 31 to September 30, effective September 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

Prospectus

Additional Information about the Index

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02841

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.765704.111 FSS-PRO-1112

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Class A, Class T, Class B, and Class C
August 1, 2012
As Revised October 22, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 24.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

AFSS-13-01  February 5, 2013
1.957632.100

Fidelity® Stock Selector All Cap Fund

Class/Ticker
Fidelity Advisor® Stock Selector All Cap Fund
A/FMAMX	T/FSJHX	B/FHRLX	C/FLACX

Prospectus

August 1, 2012

As Revised October 22, 2012

Contents

Fund Summary	(Click Here)	Fidelity® Stock Selector All Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund A, T, B, C

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expensesA, B	0.34%	0.34%	0.36%	0.35%
Total annual operating expenses	1.12%	1.37%	1.89%	1.88%

A Based on estimated amounts for the 12 months ended March 31, 2012.

B For the 12 month period, estimated acquiring fund fees are less than 0.01% and are included in other expenses.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 683	$ 683	$ 485	$ 485	$ 692	$ 192	$ 291	$ 191
3 years	$ 911	$ 911	$ 769	$ 769	$ 894	$ 594	$ 591	$ 591
5 years	$ 1,156	$ 1,156	$ 1,074	$ 1,074	$ 1,221	$ 1,021	$ 1,016	$ 1,016
10 years	$ 1,860	$ 1,860	$ 1,939	$ 1,939	$ 1,917	$ 1,917	$ 2,201	$ 2,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, Class B, and Class C after Class A, Class T, Class B, and Class C have been in operation for one calendar year.

Year-by-Year ReturnsA

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus

Fund Summary - continued

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	9.72%	June 30, 2012

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund A
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Prospectus

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares of the fund (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A or Class T is its NAV. The price to sell one share of Class B or Class C is its NAV, minus any applicable CDSC. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC.

Prospectus

Fund Summary - continued

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital growth.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital growth.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks.

Valuing Shares

The fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying central funds are valued at their respective NAVs. The fund's NAV is calculated using the values of the underlying central funds in which it invests. Other assets (as well as assets held by an underlying non-money market central fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Assets held by an underlying money market central fund are valued on the basis of amortized cost.

Prospectus

Fund Basics - continued

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

To the extent that underlying central fund assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying central fund assets may not occur on days when the fund is open for business.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Subject to certain limited exceptions described below, the fund no longer accepts investments in Class B shares. Existing Class B shareholders may continue (i) to hold their Class B shares (including any Class B shares acquired pursuant to an exchange or the reinvestment of dividends and capital gain distributions), (ii) to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund, and (iii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Class B shares (including through the Directed Dividends option), in each case until those Class B shares automatically convert to Class A shares under the existing conversion schedule. Any purchase order for Class B shares of the fund (other than pursuant to an exchange or the reinvestment of dividends and capital gain distributions) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares, including Class B shares, in all eligible accounts. For more information, please see the Fund Distribution section of the prospectus.

You may buy or sell Class A, Class T, Class B, or Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, or Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, or Class C shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, or Class C shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Prospectus

Shareholder Information - continued

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Prospectus

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Prospectus

Shareholder Information - continued

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class B or Class C is its NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Prospectus

There is no minimum balance or purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A or Class T is its NAV. The price to sell one share of Class B or Class C is its NAV, minus any applicable CDSC.

Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Prospectus

Shareholder Information - continued

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Prospectus

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

Prospectus

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

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Shareholder Information - continued

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

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Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Christopher Sharpe is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

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Charlie Chai is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has worked as a research analyst and portfolio manager.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has worked as a research analyst and portfolio manager.

Robert Lee is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Tobias Welo is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Edward Yoon is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Hesse, Lee, Scott, Simmons, Welo, Yoon, and Ms. Salen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Fund Services - continued

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500® Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For March 2012, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal period ended March 31, 2012, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. To the extent that Class A, Class T, Class B, and Class C have higher expenses, this could result in Class A, Class T, Class B, and Class C bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal period ended March 31, 2012, was 0.53% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

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FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2011.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

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Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Prospectus

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

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Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor Diversified Stock Fund and Fidelity Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

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Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase
Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

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Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

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7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

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Fund Services - continued

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, or Class C shares, as applicable. If you have sold all or part of your Class B shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in Class A shares (without incurring a front-end sales charge) of the fund or another Fidelity fund that offers Advisor classes of shares at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption.

Prospectus

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Prospectus

Fund Services - continued

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Prospectus

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of a class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, Class B, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Additional Information about the Index

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02841

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.946017.102 AFSS-PRO-0712-02

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Institutional Class
August 1, 2012
As Revised October 22, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 23.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

AFSSI-13-01  February 5, 2013
1.957631.100

Fidelity® Stock Selector All Cap Fund

Class/Ticker

Fidelity Advisor® Stock Selector All Cap Fund

Institutional/FBRNX

Prospectus

August 1, 2012

As Revised October 22, 2012

Contents

Fund Summary	(Click Here)	Fidelity® Stock Selector All Cap Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Additional Information about the Index

Prospectus

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund Institutional

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	None
Other expensesA,B	0.29%
Total annual operating expenses	0.82%

A Based on estimated amounts for the 12 months ended March 31, 2012.

B For the 12 month period, estimated acquiring fund fees are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Prospectus

Year-by-Year ReturnsA

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	9.72%	June 30, 2012

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap FundA
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

Prospectus

Fund Summary - continued

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital growth.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR allocates the fund's assets among sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed by Fidelity for use by Fidelity funds.

Each sector central fund is managed in an effort to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's allocations to the sector central funds will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the sector central funds.

FMR is not constrained by any particular investment style for the fund. At any given time, the sector central funds in which the fund invests may buy "growth" stocks or "value" stocks, or a combination of both. Additionally, the sector central funds are not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and may make foreign investments.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Central funds are special types of investment vehicles created by Fidelity for use by Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying sector central funds in which it invests. The ability of the fund to meet its investment objective is directly related to its target asset allocation among underlying sector central funds and the ability of those funds to meet their investment objectives. If FMR's asset allocation strategy does not work as intended, the fund may not achieve its objective. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The fund is exposed to the risks associated with the underlying sector central funds in which it invests. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments. The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

Prospectus

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital growth.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in stocks.

Valuing Shares

The fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates the class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying central funds are valued at their respective NAVs. The fund's NAV is calculated using the values of the underlying central funds in which it invests. Other assets (as well as assets held by an underlying non-money market central fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Assets held by an underlying money market central fund are valued on the basis of amortized cost.

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Fund Basics - continued

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

To the extent that underlying central fund assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying central fund assets may not occur on days when the fund is open for business.

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Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

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Shareholder Information - continued

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

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Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not record kept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

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Shareholder Information - continued

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share of Institutional Class is its NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Prospectus

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Institutional Class is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which FMR or an affiliate serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;

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Shareholder Information - continued

  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

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Shareholder Information - continued

  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

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Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

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Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

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Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2011, FMRC had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of FMR.
  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of FMR.

Christopher Sharpe is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Geoff Stein is lead co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

The lead co-managers have primary responsibility for the day-to-day strategic oversight of the fund, including the coordination and implementation of the fund's sector allocation strategy, and monitoring the performance and security holdings of the sector central funds in which the fund invests. The co-managers named below manage the sector central funds and assist the lead co-managers in formulating the fund's sector allocation strategy.

Prospectus

Charlie Chai is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

John Dowd is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has worked as a research analyst and portfolio manager.

Benjamin Hesse is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Hesse has worked as a research analyst and portfolio manager.

Robert Lee is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Lee has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Kristina Salen is co-manager of the fund, which she has managed since November 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Ms. Salen has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Tobias Welo is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Edward Yoon is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Sharpe, Stein, Chai, Dowd, Hesse, Lee, Scott, Simmons, Welo, Yoon, and Ms. Salen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Fund Services - continued

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the S&P 500® Index.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For March 2012, the group fee rate was 0.26%. The individual fund fee rate is 0.30%.

The basic fee for the fiscal period ended March 31, 2012, was 0.56% of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500 Index.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. To the extent that Institutional Class has higher expenses, this could result in Institutional Class bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if Institutional Class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee for the fiscal period ended March 31, 2012, was 0.53% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

Prospectus

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended September 30, 2011.

FMR may, from time to time, agree to reimburse a class for, or waive, management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of Institutional Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Additional Information about the Index

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-02841

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.946010.102 AFSSI-PRO-0712-02

Fidelity 130/30 Large Cap Fund

(A Series of Fidelity Mt. Vernon Street Trust)

Fidelity Advisor Strategic Growth Fund

(A Series of Fidelity Advisor Series I)

Fidelity Large Cap Growth Fund

(A Series of Fidelity Devonshire Trust)

Fidelity Tax Managed Stock Fund

(A Series of Fidelity Beacon Street Trust)

Fidelity Stock Selector All Cap Fund

(A Series of Fidelity Capital Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

March 18, 2013

This Statement of Additional Information (SAI), relates to the proposed acquisition of Fidelity 130/30 Large Cap Fund (130/30 Large Cap), a fund of Fidelity Mt. Vernon Street Trust; Fidelity Advisor Strategic Growth Fund (Advisor Strategic Growth), a fund of Fidelity Advisor Series I; Fidelity Large Cap Growth Fund (Large Cap Growth), a fund of Fidelity Devonshire Trust; and Fidelity Tax Managed Stock Fund (Tax Managed Stock), a fund of Fidelity Beacon Street Trust, by Fidelity Stock Selector All Cap Fund (Stock Selector All Cap), a fund of Fidelity Capital Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Stock Selector All Cap will acquire all of the assets of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock's and assume all of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock's liabilities, in exchange solely for shares of beneficial interest in Stock Selector All Cap.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus (retail class) of Stock Selector All Cap dated November 29, 2012, which was previously filed via EDGAR (Accession No. 0000823535-12-000121).
  The Supplement to the Prospectus (retail class) of Stock Selector All Cap dated February 5, 2013, which was previously filed via EDGAR (Accession No. 0000878467-13-000060).
  The Prospectus (Class A, Class T, Class B, and Class C) of Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, which was previously filed via EDGAR (Accession No. 0000275309-12-000114).
  The Supplement to the Prospectus (Class A, Class T, Class B, and Class C) of Stock Selector All Cap dated February 5, 2013, which was previously filed via EDGAR (Accession No. 0000878467-13-000060).
  The Prospectus (Institutional Class) of Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, which was previously filed via EDGAR (Accession No. 0000275309-12-000114).
  The Supplement to the Prospectus (Institutional Class) of Stock Selector All Cap dated February 5, 2013, which was previously filed via EDGAR (Accession No. 0000878467-13-000060).
  The Statement of Additional Information (retail class) of Stock Selector All Cap dated November 29, 2012, which was previously filed via EDGAR (Accession No. 0000823535-12-000121).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Stock Selector All Cap dated August 1, 2012, as revised, October 22, 2012, which was previously filed via EDGAR (Accession No. 0000275309-12-000114).
  The Prospectus (retail class) of 130/30 Large Cap dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000278001-13-000018).
  The Prospectus (Class A, Class T, Class B, and Class C) of 130/30 Large Cap dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000278001-13-000018).
  The Prospectus (Institutional Class) of 130/30 Large Cap dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000278001-13-000018).
  The Statement of Additional Information (retail class) of 130/30 Large Cap dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000278001-13-000018).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of 130/30 Large Cap dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000278001-13-000018).
  The Prospectus (Class A, Class T, Class B, and Class C) of Advisor Strategic Growth dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000275309-13-000004).
  The Prospectus (Institutional Class) of Advisor Strategic Growth dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000275309-13-000004).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Advisor Strategic Growth dated January 29, 2013, which was previously filed via EDGAR (Accession No. 0000275309-13-000004).
  The Prospectus (retail class) of Large Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000011).
  The Supplement to the Prospectus (retail class) of Large Cap Growth dated November 16, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000405).
  The Prospectus (Class A, Class T, Class B, and Class C) of Large Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000011).
  The Supplement to the Prospectus (Class A, Class T, Class B, and Class C) of Large Cap Growth dated November 16, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000405).
  The Prospectus (Institutional Class) of Large Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000011).
  The Supplement to the Prospectus (Institutional Class) of Large Cap Growth dated November 16, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000405).
  The Statement of Additional Information (retail class) of Large Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000011).
  The Supplement to the Statement of Additional Information (retail class) of Large Cap Growth dated January 11, 2013, which was previously filed via EDGAR (Accession No. 0000878467-13-000027).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Large Cap Growth dated March 31, 2012, which was previously filed via EDGAR (Accession No. 0000035341-12-000011).
  The Supplement to the Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Large Cap Growth dated January 11, 2013, which was previously filed via EDGAR (Accession No. 0000878467-13-000027).
  The Prospectus (retail class) of Tax Managed Stock dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000465).
  The Prospectus (Class A, Class T, Class B, and Class C) of Tax Managed Stock dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000465).
  The Prospectus (Institutional Class) of Tax Managed Stock dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000465).
  The Statement of Additional Information (retail class) of Tax Managed Stock dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000465).
  The Statement of Additional Information (Class A, Class T, Class B, Class C, and Institutional Class) of Tax Managed Stock dated December 29, 2012, which was previously filed via EDGAR (Accession No. 0000722574-12-000465).
  The Financial Statements included in the Annual Report of Stock Selector All Cap for the fiscal year ended September 30, 2012, which were previously filed via EDGAR (Accession No. 0000035315-12-000358).
  The Financial Statements included in the Annual Report of 130/30 Large Cap for the fiscal year ended November 30, 2012, which were previously filed via EDGAR (Accession No. 0000707823-13-000012).
  The Financial Statements included in the Annual Report of Advisor Strategic Growth for the fiscal year ended November 30, 2012, which were previously filed via EDGAR (Accession No. 0000880709-13-000014).
  The Financial Statements included in the Annual Report of Large Cap Growth for the fiscal year ended January 31, 2012, which were previously filed via EDGAR (Accession No. 0000035341-12-000007).
  The Financial Statements included in the Annual Report of Tax Managed Stock for the fiscal year ended October 31, 2012, which were previously filed via EDGAR (Accession No. 0000744822-12-000162).
  The Unaudited Financial Statements included in the Semiannual Report of Large Cap Growth for the fiscal period ended July 31, 2012, which were previously filed via EDGAR (Accession No. 0000751199-12-000035).

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 because, as of November 30, 2012, the net asset value of each of 130/30 Large Cap, Advisor Strategic Growth, Large Cap Growth, and Tax Managed Stock does not exceed ten percent (10%) of the net asset value of Stock Selector All Cap.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1) (1) Amended and Restated Declaration of Trust, dated November 13, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 83.

(2) Certificate of Amendment to the Declaration of Trust, dated September 15, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 85.

(3) Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 94.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated November 13, 2002, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 83; Article XII of the Certificate of Amendment to the Declaration of Trust, dated September 15, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 85; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 94; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective No. 63.

(6) (1) Amended and Restated Management Contract, dated August 1, 2008, between Fidelity Capital Appreciation Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 94.

(2) Amended and Restated Management Contract, dated August 1, 2008, between Fidelity Disciplined Equity Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 94.

(3) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Focused Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 91.

(4) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Stock Selector Small Cap Fund (formerly known as Fidelity Small Cap Independence Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 91.

(5) Amended and Restated Management Contract, dated August 1, 2008, between Fidelity Stock Selector All Cap Fund (formerly known as Fidelity Stock Selector) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 94.

(6) Amended and Restated Management Contract, dated August 1, 2008, between Fidelity Value Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 94.

(7) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 81.

(8) Sub-Advisory Agreement, dated January 1, 2001 between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Disciplined Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 81.

(9) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Stock Selector Small Cap Fund (formerly known as Fidelity Small Cap Independence Fund), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 81.

(10) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Stock Selector All Cap Fund (formerly known as Fidelity Stock Selector), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective No. 81.

(11) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company, on behalf of Fidelity TechnoQuant Growth Fund (currently known as Fidelity Focused Stock Fund), and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 81.

(12) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Value Fund, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 81.

(13) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(14) Schedule A, dated December 14, 2012, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(14) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(15) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(16) Schedule A, dated December 14, 2012, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(16) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(17) Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(18) Schedule A, dated December 14, 2012, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(18) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(7) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Capital Appreciation Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 90.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Disciplined Equity Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 90.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Focused Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 90.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Stock Selector Small Cap Fund (formerly known as Fidelity Small Cap Independence Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 90.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Stock Selector All Cap Fund (formerly known as Fidelity Stock Selector) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 90.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Value Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 90.

(7) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 89.

(8) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 89.

(9) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 89.

(8) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated through January 1, 2010, is incorporated herein by reference to Exhibit (f) of Fidelity Select Portfolio's (File No. 002-69972) Post-Effective Amendment No. 90.

(9) (1) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Capital Trust on behalf of Fidelity Stock Selector Small Cap Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated December 31, 2011, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Capital Trust on behalf of Fidelity Stock Selector Small Cap Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 188.

(3) Appendix B, dated November 5, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Capital Trust on behalf of Fidelity Stock Selector Small Cap Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(4) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Capital Trust on behalf of Fidelity Stock Selector Small Cap Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(5) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Capital Trust on behalf of Fidelity Capital Appreciation Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(6) Appendix A, dated May 2, 2012, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Capital Trust on behalf of Fidelity Capital Appreciation Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 89.

(7) Appendix B, dated April 15, 2009, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Capital Trust on behalf of Fidelity Capital Appreciation Fund are incorporated herein by reference to Exhibit (g)(6) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Capital Trust on behalf of Fidelity Focused Stock Fund and Fidelity Stock Selector All Cap Fund are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(9) Appendix A, dated May 3, 2012, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Capital Trust on behalf of Fidelity Focused Stock Fund and Fidelity Stock Selector All Cap Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Revere Street Trust's (File No. 811-07807) Amendment No. 31.

(10) Appendix B, dated October 15, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Capital Trust on behalf of Fidelity Focused Stock Fund and Fidelity Stock Selector All Cap Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(11) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Capital Trust on behalf of Fidelity Disciplined Equity Fund and Fidelity Value Fund are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(12) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Capital Trust on behalf of Fidelity Disciplined Equity Fund and Fidelity Value Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Hanover Street Trust's (File No. 811-03466) Post-Effective Amendment No. 50.

(13) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Capital Trust on behalf of Fidelity Disciplined Equity Fund and Fidelity Value Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(14) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Capital Trust on behalf of Fidelity Disciplined Equity Fund and Fidelity Value Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Beacon Street Trust's (File No. 002-64791) Post-Effective Amendment No. 66.

(15) Fidelity Group Repo Custodian Agreement among The Bank of New York (currently known as The Bank of New York Mellon), J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(16) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(17) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(18) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(19) Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(20) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(21) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Capital Appreciation Fund is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 80.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Capital Appreciation Fund: Class K is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 93.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disciplined Equity Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 79.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disciplined Equity Fund: Class K is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 93.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disciplined Equity Fund: Class F is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 96.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity TechnoQuant Growth Fund (currently known as Fidelity Focused Stock Fund) is incorporated herein by refence to Exhibit (m)(5) of Post-Effective Amendment No. 80.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund (formerly known as Fidelity Small Cap Independence Fund) is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 79.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund: Fidelity Stock Selector Small Cap Fund Class A (formerly known as Fidelity Small Cap Independence Fund: Fidelity Advisor Small Cap Independence Fund Class A) is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 99.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund: Fidelity Stock Selector Small Cap Fund Class T (formerly known as Fidelity Small Cap Independence Fund: Fidelity Advisor Small Cap Independence Fund Class T) is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 90.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund: Fidelity Stock Selector Small Cap Fund Class B (formerly known as Fidelity Small Cap Independence Fund: Fidelity Advisor Small Cap Independence Fund Class B) is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 90.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund: Fidelity Stock Selector Small Cap Fund Class C (formerly known as Fidelity Small Cap Independence Fund: Fidelity Advisor Small Cap Independence Fund Class C) is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 90.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector Small Cap Fund: Fidelity Stock Selector Small Cap Fund Institutional Class (formerly known as Fidelity Small Cap Independence Fund: Fidelity Advisor Small Cap Independence Fund Institutional Class) is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 90.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 79.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Class K (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Class K) is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 93.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Class A (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Class A) is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 105.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Class T (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Class T) is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 105.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Class B (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Class B) is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 105.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Class C (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Class C) is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 105.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stock Selector All Cap Fund: Fidelity Stock Selector All Cap Fund Institutional Class (formerly known as Fidelity Stock Selector Fund: Fidelity Stock Selector Fund Institutional Class) is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 105.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 79.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Fund: Class K is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 93.

(22) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Capital Trust on behalf of Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Stock Selector Small Cap Fund, Fidelity Stock Selector All Cap Fund, and Fidelity Value Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Advisor Series VIII's (File No. 002-86711) Post-Effective Amendment No. 97.

(23) Schedule I (Equity), dated December 14, 2012, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Capital Trust on behalf of Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Stock Selector Small Cap Fund, Fidelity Stock Selector All Cap Fund, and Fidelity Value Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Capital Trust's (File No. 002-61760) Post-Effective Amendment No. 109.

(11) Opinion and Consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit (11) of Fidelity Capital Trust's Registration Statement on Form N-14, filed February 1, 2013, (Accession Number 0000275309-13-000008).

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (1) Consent of Deloitte & Touche LLP, dated March 13, 2013, is filed herein as Exhibit (14)(1).

(2) Consent of PricewaterhouseCoopers LLP, dated March 15, 2013, is filed herein as Exhibit (14)(2).

(15) Not applicable.

(16) Power of Attorney, dated December 1, 2012, is filed herein as Exhibit 16.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of March 2013.

Fidelity Capital Trust
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	March 15, 2013
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	March 15, 2013
Christine Reynolds		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	March 15, 2013
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	March 15, 2013
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	March 15, 2013
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	March 15, 2013
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	March 15, 2013
Joseph Mauriello

/s/Ronald P. O'Hanley	*	Trustee	March 15, 2013
Ronald P. O'Hanley

/s/Cornelia M. Small	*	Trustee	March 15, 2013
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	March 15, 2013
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	March 15, 2013
David M. Thomas

/s/Michael E. Wiley	*	Trustee	March 15, 2013
Michael E. Wiley
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated December 1, 2012 and filed herewith.